UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/09

ITEM 1.           REPORT TO STOCKHOLDERS

December 31, 2009

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

3 Performance Summary

4 Information About Your Portfolio's Expenses

5 Management Summary

6 Portfolio Summary

7 Investment Portfolio

43 Financial Statements

46 Financial Highlights

47 Notes to Financial Statements

52 Report of Independent Registered Public Accounting Firm

53 Tax Information

53 Proxy Voting

54 Investment Management Agreement Approval

57 Summary of Management Fee Evaluation by Independent Fee Consultant

60 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

The Portfolio is subject to investment risks, including possible loss of principal amount invested. The Portfolio may not be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the Portfolio's prospectus for specific details regarding its investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2009

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2009 are 0.54% and 0.79% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Returns and ranking during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000® Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31
Comparative Results (as of December 31, 2009)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,657	$8,180	$10,020	$13,463
	Average annual total return	26.57%	-6.48%	.04%	3.02%
Russell 2000 Index	Growth of $10,000	$12,717	$8,289	$10,258	$14,126
	Average annual total return	27.17%	-6.07%	.51%	3.51%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$12,627	$8,114	$9,888	$12,852
	Average annual total return	26.27%	-6.73%	-.22%	3.33%
Russell 2000 Index	Growth of $10,000	$12,717	$8,289	$10,258	$13,544
	Average annual total return	27.17%	-6.07%	.51%	4.04%

The growth of $10,000 is cumulative.

* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2009 to December 31, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 7/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/09	$ 1,237.50	$ 1,234.70
Expenses Paid per $1,000*	$ 2.93	$ 4.34
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 7/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/09	$ 1,022.58	$ 1,021.32
Expenses Paid per $1,000*	$ 2.65	$ 3.92

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.52%	.77%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary December 31, 2009

During the Portfolio's most recent fiscal year ended December 31, 2009, equities endured intense volatility due to the financial crisis and the global recession during the first two months of the period, but began to stage a strong rally following the market low on March 9, 2009. During 2009, earnings for many companies exceeded expectations, surprising analysts after several months of extremely disappointing results. As hope emerged that the downturn had abated, economic data improved. Government programs that helped to restore global liquidity contributed to the market's bounce back. In addition, US gross domestic product (the value of goods and services in an economy) began the year with a quarter-over-quarter decline of -6.4%, but — fueled by strong government stimulus programs — rebounded in the third quarter to +2.8%.

For the 12 months ended December 31, 2009, the Portfolio returned 26.57% (Class A shares, unadjusted for contract charges), compared with the 27.17% return of the Russell 2000® Index. (Past performance is no guarantee of future results. Please see page 3 for the performance of other share classes and more complete performance information.)

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Portfolio invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index.1 Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder
Senior Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 Price-to-earnings (P/E) ratio, or earnings multiple, is the price of a stock divided by its earnings per share. It is a widely used gauge of a stock's valuation that indicates what investors are paying for a company's earnings on a per share basis. Price-to-book (P/B) ratio is a measure of a stock's valuation relative to its book value (or total assets minus liabilities). A debt-to-asset ratio indicates what proportion of the company's assets are being financed through debt. A dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Portfolio management market commentary is as of December 31, 2009, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results. Current and future portfolio holdings are subject to risk.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/09	12/31/08

Common Stocks	99%	96%
Cash Equivalents	1%	3%
Government & Agency Obligations	—	1%
	100%	100%
Sector Diversification (As a % of Common Stocks and Rights)	12/31/09	12/31/08

Financials	20%	23%
Information Technology	18%	16%
Industrials	16%	17%
Health Care	14%	15%
Consumer Discretionary	14%	11%
Energy	5%	5%
Materials	5%	4%
Consumer Staples	4%	4%
Utilities	3%	4%
Telecommunication Services	1%	1%
	100%	100%
Ten Largest Equity Holdings (3.0% of Net Assets)
1. Human Genome Sciences, Inc. Researches and develops proprietary pharmaceutical and diagnostic products	0.6%
2. Tupperware Brands Corp. Manufacturer of food storage containers	0.3%
3. 3Com Corp. Manufacturer of data networking systems	0.3%
4. E*TRADE Financial Corp. Provider of financial services	0.3%
5. Assured Guaranty Ltd. Provides financial guaranty insurance and reinsurance	0.3%
6. Solera Holdings, Inc. Provides software and services to the automobile insurance claims processing industry	0.3%
7. Skyworks Solutions, Inc. Provider of front-end modules, radio frequency systems	0.3%
8. Highwoods Properties, Inc. Manages and leases suburban offices	0.2%
9. Domtar Corp. Produces uncoated freesheet paper	0.2%
10. Informatica Corp. Developer and marketer of enterprise software	0.2%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio December 31, 2009

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 13.6%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.* (a)	15,173	121,687
Amerigon, Inc.*	7,200	57,168
ArvinMeritor, Inc.* (a)	24,472	273,597
China Automotive Systems, Inc.*	1,231	23,032
Cooper Tire & Rubber Co.	18,186	364,629
Dana Holding Corp.*	44,876	486,456
Dorman Products, Inc.*	3,710	58,099
Drew Industries, Inc.*	6,300	130,095
Exide Technologies*	16,522	117,471
Fuel Systems Solutions, Inc.* (a)	4,345	179,188
Hawk Corp. "A"*	1,690	29,761
Modine Manufacturing Co.*	15,077	178,512
Raser Technologies, Inc.* (a)	17,916	22,216
Spartan Motors, Inc. (a)	11,150	62,774
Standard Motor Products, Inc.*	5,063	43,137
Stoneridge, Inc.*	5,500	49,555
Superior Industries International, Inc.	7,671	117,366
Tenneco, Inc.*	18,386	325,984
Wonder Auto Technology, Inc.*	5,172	60,823
		2,701,550
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	9,614	117,291
Distributors 0.1%
Audiovox Corp. "A"*	5,400	38,286
Core-Mark Holding Co., Inc.*	3,199	105,439
		143,725
Diversified Consumer Services 1.1%
American Public Education, Inc.*	5,332	183,208
Bridgepoint Education, Inc.*	4,582	68,822
Capella Education Co.*	4,490	338,097
ChinaCast Education Corp.*	10,100	76,356
Coinstar, Inc.* (a)	9,167	254,659
Corinthian Colleges, Inc.* (a)	24,682	339,871
CPI Corp.	1,624	19,943
Grand Canyon Education, Inc.*	5,220	99,232
Jackson Hewitt Tax Service, Inc.*	9,566	42,090
K12, Inc.* (a)	7,761	157,315
Learning Tree International, Inc.*	2,700	32,238
Lincoln Educational Services Corp.*	3,428	74,285
Mac-Gray Corp.*	3,732	38,440
Matthews International Corp. "A"	10,341	366,382
Nobel Learning Communities, Inc.*	1,137	8,630
Pre-Paid Legal Services, Inc.* (a)	2,378	97,688
Princeton Review, Inc.*	4,474	18,164
Regis Corp. (a)	18,272	284,495
Sotheby's (a)	21,002	472,125
Steiner Leisure Ltd.*	4,800	190,848
Stewart Enterprises, Inc. "A"	22,136	114,000
Universal Technical Institute, Inc.*	5,495	110,999
		3,387,887
Hotels Restaurants & Leisure 2.4%
AFC Enterprises, Inc.*	8,300	67,728
Ambassadors Group, Inc.	6,222	82,690
Ameristar Casinos, Inc. (a)	8,437	128,496
Bally Technologies, Inc.* (a)	17,255	712,459
Benihana, Inc. "A"*	4,155	15,747
	Shares	Value ($)

BJ's Restaurants, Inc.* (a)	6,499	122,311
Bluegreen Corp.*	5,800	14,036
Bob Evans Farms, Inc.	10,127	293,177
Buffalo Wild Wings, Inc.* (a)	5,392	217,136
California Pizza Kitchen, Inc.*	6,600	88,770
Caribou Coffee Co., Inc.*	2,042	15,764
Carrols Restaurant Group, Inc.*	3,474	24,561
CEC Entertainment, Inc.*	6,924	221,014
Churchill Downs, Inc.	3,119	116,495
CKE Restaurants, Inc.	16,400	138,744
Cracker Barrel Old Country Store, Inc.	6,950	264,031
Denny's Corp.*	32,500	71,175
DineEquity, Inc.* (a)	5,744	139,522
Domino's Pizza, Inc.*	12,300	103,074
Dover Downs Gaming & Entertainment, Inc.	4,660	17,615
Einstein Noah Restaurant Group, Inc.*	1,465	14,401
Frisch's Restaurants, Inc.	655	15,622
Gaylord Entertainment Co.* (a)	12,773	252,267
Great Wolf Resorts, Inc.*	9,156	21,700
Interval Leisure Group, Inc.*	13,244	165,153
Isle of Capri Casinos, Inc.* (a)	5,511	41,222
Jack in the Box, Inc.*	18,895	371,665
Krispy Kreme Doughnuts, Inc.*	20,100	59,295
Lakes Entertainment, Inc.*	5,819	14,606
Landry's Restaurants, Inc.* (a)	2,760	58,760
LIFE TIME FITNESS, Inc.* (a)	12,916	321,996
Luby's, Inc.*	6,500	23,920
Marcus Corp.	6,608	84,715
McCormick & Schmick's Seafood Restaurants, Inc.*	4,794	33,366
Monarch Casino & Resort, Inc.*	3,312	26,827
Morgans Hotel Group Co.*	7,914	35,850
Multimedia Games, Inc.*	8,686	52,203
O'Charley's, Inc.*	6,000	39,300
Orient-Express Hotels Ltd. "A"*	22,999	233,210
P.F. Chang's China Bistro, Inc.*	7,307	277,008
Papa John's International, Inc.*	7,292	170,341
Peet's Coffee & Tea, Inc.* (a)	3,826	127,521
Pinnacle Entertainment, Inc.*	16,994	152,606
Red Lion Hotels Corp.*	4,093	20,219
Red Robin Gourmet Burgers, Inc.*	5,176	92,650
Ruby Tuesday, Inc.* (a)	21,869	157,457
Ruth's Hospitality Group, Inc.*	7,200	15,048
Shuffle Master, Inc.*	17,930	147,743
Sonic Corp.*	17,990	181,159
Speedway Motorsports, Inc.	4,154	73,193
Texas Roadhouse, Inc. "A"* (a)	14,429	162,038
The Cheesecake Factory, Inc.*	18,636	402,351
The Steak n Shake Co.*	400	129,648
Town Sports International Holdings, Inc.*	6,800	15,844
Universal Travel Group*	3,400	34,476
Vail Resorts, Inc.* (a)	9,170	346,626
Youbet.com, Inc.*	9,720	27,896
		7,254,447
Household Durables 1.3%
American Greetings Corp. "A"	12,086	263,354
Beazer Homes USA, Inc.* (a)	14,028	67,896
Blyth, Inc.	2,000	67,440
	Shares	Value ($)

Brookfield Homes Corp.* (a)	3,184	25,472
Cavco Industries, Inc.*	2,000	71,840
CSS Industries, Inc.	2,429	47,220
Ethan Allen Interiors, Inc. (a)	8,106	108,782
Furniture Brands International, Inc.*	12,800	69,888
Helen of Troy Ltd.*	8,787	214,930
Hooker Furniture Corp.	3,500	43,295
Hovnanian Enterprises, Inc. "A"* (a)	18,267	70,145
iRobot Corp.*	6,600	116,160
La-Z-Boy, Inc.*	17,009	162,096
M/I Homes, Inc.*	6,410	66,600
Meritage Homes Corp.*	10,482	202,617
National Presto Industries, Inc.	1,600	174,768
Ryland Group, Inc.	12,296	242,231
Sealy Corp.* (a)	9,886	31,240
Skyline Corp.	2,300	42,320
Standard Pacific Corp.*	34,800	130,152
Stanley Furniture Co., Inc.*	3,296	33,454
Tempur-Pedic International, Inc.*	23,800	562,394
Tupperware Brands Corp.	20,130	937,454
Universal Electronics, Inc.*	4,489	104,235
		3,855,983
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	9,500	25,175
Blue Nile, Inc.* (a)	4,200	265,986
drugstore.com, Inc.*	28,601	88,377
Gaiam, Inc. "A"*	5,400	41,526
HSN, Inc.*	13,348	269,496
NutriSystem, Inc. (a)	9,498	296,053
Orbitz Worldwide, Inc.*	11,701	85,885
Overstock.com, Inc.* (a)	5,200	70,512
PetMed Express, Inc. (a)	7,700	135,751
Shutterfly, Inc.*	6,914	123,138
Stamps.com, Inc.*	4,017	36,153
Ticketmaster Entertainment, Inc.*	12,551	153,373
US Auto Parts Network, Inc.*	2,943	15,304
Vitacost.com, Inc.*	2,818	29,364
		1,636,093
Leisure Equipment & Products 0.7%
Brunswick Corp.	29,111	370,001
Callaway Golf Co. (a)	21,245	160,187
Eastman Kodak Co.* (a)	80,292	338,832
JAKKS Pacific, Inc.* (a)	9,321	112,971
Leapfrog Enterprises, Inc.*	11,900	46,529
Marine Products Corp.	3,050	15,037
Polaris Industries, Inc. (a)	9,748	425,305
Pool Corp. (a)	15,816	301,769
RC2 Corp.*	5,819	85,830
Smith & Wesson Holding Corp.* (a)	18,404	75,272
Sport Supply Group, Inc.	2,863	36,045
Steinway Musical Instruments, Inc.*	2,200	35,002
Sturm, Ruger & Co., Inc. (a)	6,304	61,149
		2,063,929
Media 1.0%
Arbitron, Inc. (a)	8,900	208,438
Ascent Media Corp. "A"*	4,706	120,144
Belo Corp. "A"	28,100	152,864
Carmike Cinemas, Inc.*	3,550	26,838
Cinemark Holdings, Inc.	10,723	154,090
CKX, Inc.*	19,464	102,575
Crown Media Holdings, Inc.* (a)	4,100	5,945
Dolan Media* (a)	10,066	102,774
E.W. Scripps Co. "A"*	8,796	61,220
	Shares	Value ($)

Fisher Communications, Inc.*	2,000	32,500
Global Sources Ltd.*	4,879	30,494
Harte-Hanks, Inc.	12,603	135,860
Journal Communications, Inc. "A"	12,400	48,236
Knology, Inc.*	9,870	108,076
Lin TV Corp. "A"*	7,600	33,896
Live Nation, Inc.*	24,568	209,074
LodgeNet Interactive Corp.* (a)	6,546	36,199
Martha Stewart Living Omnimedia, Inc. "A"* (a)	9,422	46,545
Mediacom Communications Corp. "A"* (a)	13,100	58,557
National CineMedia, Inc.	14,100	233,637
Outdoor Channel Holdings, Inc.*	4,600	26,680
Playboy Enterprises, Inc. "B"*	7,160	22,912
PRIMEDIA, Inc.	6,490	23,429
RCN Corp.*	12,300	133,455
Reading International, Inc. "A"*	5,337	21,615
Rentrak Corp.*	3,065	54,159
Scholastic Corp.	7,400	220,742
Sinclair Broadcast Group, Inc. "A"*	15,691	63,235
Valassis Communications, Inc.*	14,816	270,540
Value Line, Inc.	300	7,533
World Wrestling Entertainment, Inc. "A" (a)	7,222	110,713
		2,862,975
Multiline Retail 0.3%
99 Cents Only Stores*	15,688	205,042
Dillard's, Inc. "A" (a)	16,918	312,137
Fred's, Inc.	10,777	109,925
Retail Ventures, Inc.*	9,199	81,779
Saks, Inc.* (a)	39,258	257,533
Tuesday Morning Corp.*	10,000	25,800
		992,216
Specialty Retail 3.2%
America's Car-Mart, Inc.*	2,490	65,562
AnnTaylor Stores Corp.*	19,378	264,316
Asbury Automotive Group, Inc.*	10,619	122,437
bebe stores, inc.	8,571	53,740
Big 5 Sporting Goods Corp.	7,146	122,768
Books-A-Million, Inc.	2,112	14,193
Borders Group, Inc.*	16,400	19,352
Brown Shoe Co., Inc.	13,725	135,466
Build-A-Bear Workshop, Inc.*	6,100	29,829
Cabela's, Inc.* (a)	13,192	188,118
Cato Corp. "A"	9,150	183,549
Charming Shoppes, Inc.*	38,100	246,507
Children's Place Retail Stores, Inc.*	6,911	228,132
Christopher & Banks Corp.	11,902	90,693
Citi Trends, Inc.*	4,900	135,338
Coldwater Creek, Inc.* (a)	19,100	85,186
Collective Brands, Inc.*	20,061	456,789
Conn's, Inc.* (a)	3,400	19,856
Destination Maternity Corp.*	1,506	28,614
Dress Barn, Inc.* (a)	17,755	410,140
DSW, Inc. "A"* (a)	4,100	106,108
Gander Mountain Co.*	1,493	7,614
Genesco, Inc.*	7,467	205,044
Group 1 Automotive, Inc.*	7,903	224,050
Gymboree Corp.* (a)	9,024	392,454
Haverty Furniture Companies, Inc. (a)	5,900	81,007
hhgregg, Inc.*	3,700	81,511
Hibbett Sports, Inc.*	8,354	183,704
	Shares	Value ($)

Hot Topic, Inc.*	14,480	92,093
J. Crew Group, Inc.* (a)	15,980	714,945
Jo-Ann Stores, Inc.*	8,146	295,211
Jos. A. Bank Clothiers, Inc.*	5,487	231,497
Kirkland's, Inc.*	4,038	70,140
Lithia Motors, Inc. "A"* (a)	5,499	45,202
Lumber Liquidators Holdings, Inc.*	4,777	128,024
Midas, Inc.*	4,700	39,715
Monro Muffler Brake, Inc.	5,502	183,987
New York & Co., Inc.*	8,045	34,513
OfficeMax, Inc.*	25,175	319,471
Pacific Sunwear of California, Inc.*	21,100	83,978
Pier 1 Imports, Inc.*	35,187	179,102
Rent-A-Center, Inc.*	20,425	361,931
REX Stores Corp.*	2,400	33,744
Rue21, Inc.*	1,884	52,922
Sally Beauty Holdings, Inc.* (a)	28,369	217,023
Shoe Carnival, Inc.*	1,992	40,776
Sonic Automotive, Inc. "A"*	10,348	107,516
Stage Stores, Inc.	12,744	157,516
Stein Mart, Inc.*	8,896	94,831
Syms Corp.*	1,700	12,291
Systemax, Inc.	3,400	53,414
Talbots, Inc.*	8,000	71,280
The Buckle, Inc. (a)	8,574	251,047
The Finish Line, Inc. "A"	14,169	177,821
The Men's Wearhouse, Inc. (a)	16,011	337,192
The Pep Boys — Manny, Moe & Jack	16,098	136,189
The Wet Seal, Inc. "A"*	32,460	111,987
Tractor Supply Co.*	11,281	597,442
Ulta Salon, Cosmetics & Fragrance, Inc.*	9,190	166,890
Vitamin Shoppe, Inc.*	2,330	51,819
West Marine, Inc.*	4,441	35,794
Zale Corp.* (a)	8,000	21,760
Zumiez, Inc.*	6,666	84,791
		9,775,931
Textiles, Apparel & Luxury Goods 2.1%
American Apparel, Inc.*	10,700	33,170
Carter's, Inc.*	17,732	465,465
Cherokee, Inc. (a)	2,500	44,550
Columbia Sportswear Co.	3,851	150,343
Crocs, Inc.* (a)	28,131	161,753
Deckers Outdoor Corp.*	4,168	423,969
FGX International Holdings Ltd.*	4,797	93,973
Fossil, Inc.*	14,914	500,514
Fuqi International, Inc.* (a)	3,300	59,235
G-III Apparel Group Ltd.*	4,400	95,348
Iconix Brand Group, Inc.*	21,542	272,506
Jones Apparel Group, Inc.	26,369	423,486
K-Swiss, Inc. "A"*	8,700	86,478
Kenneth Cole Productions, Inc. "A"*	2,910	28,082
Liz Claiborne, Inc.* (a)	31,870	179,428
Lululemon Athletica, Inc.* (a)	13,394	403,159
Maidenform Brands, Inc.*	6,196	103,411
Movado Group, Inc.	5,700	55,404
Oxford Industries, Inc.	3,337	69,009
Perry Ellis International, Inc.*	3,100	46,686
Quiksilver, Inc.*	42,824	86,504
Skechers USA, Inc. "A"*	10,190	299,688
Steven Madden Ltd.*	5,138	211,891
The Warnaco Group, Inc.*	14,506	612,008
	Shares	Value ($)

Timberland Co. "A"*	13,141	235,618
True Religion Apparel, Inc.* (a)	8,324	153,911
Under Armour, Inc. "A"* (a)	10,169	277,309
Unifi, Inc.*	13,809	53,579
UniFirst Corp.	4,687	225,492
Volcom, Inc.*	6,235	104,374
Weyco Group, Inc.	2,300	54,372
Wolverine World Wide, Inc. (a)	15,312	416,793
		6,427,508
Consumer Staples 3.4%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,000	139,800
Coca-Cola Bottling Co. Consolidated	1,376	74,332
Heckmann Corp.*	26,686	133,163
National Beverage Corp.*	3,820	52,945
		400,240
Food & Staples Retailing 0.8%
Arden Group, Inc. "A"	379	36,240
Casey's General Stores, Inc.	15,913	507,943
Diedrich Coffee, Inc.*	938	32,689
Great Atlantic & Pacific Tea Co., Inc.* (a)	11,140	131,341
Ingles Markets, Inc. "A"	4,300	65,059
Nash Finch Co.	3,706	137,455
Pantry, Inc.*	7,400	100,566
PriceSmart, Inc.	5,200	106,288
Ruddick Corp. (a)	14,142	363,874
Spartan Stores, Inc.	7,400	105,746
Susser Holdings Corp.*	2,300	19,757
The Andersons, Inc.	6,100	157,502
United Natural Foods, Inc.*	13,388	357,995
Village Super Market, Inc. "A"	2,000	54,640
Weis Markets, Inc.	3,639	132,314
Winn-Dixie Stores, Inc.*	17,994	180,660
		2,490,069
Food Products 1.4%
AgFeed Industries, Inc.* (a)	9,622	48,110
Alico, Inc. (a)	1,130	32,160
American Dairy, Inc.* (a)	2,761	59,858
American Italian Pasta Co. "A"*	6,247	217,333
B&G Foods, Inc. "A"	8,698	79,848
Cal-Maine Foods, Inc.	4,416	150,497
Calavo Growers, Inc.	3,427	58,259
Chiquita Brands International, Inc.* (a)	14,676	264,755
Darling International, Inc.*	27,549	230,861
Diamond Foods, Inc.	5,401	191,951
Dole Food Co., Inc.*	11,866	147,257
Farmer Brothers Co.	2,144	42,323
Fresh Del Monte Produce, Inc.*	13,676	302,240
Griffin Land & Nurseries, Inc.	1,000	29,130
Hain Celestial Group, Inc.*	13,100	222,831
Harbinger Group, Inc.*	2,645	18,568
HQ Sustainable Maritime Industries, Inc.*	3,000	21,120
Imperial Sugar Co.	2,559	44,629
J & J Snack Foods Corp.	4,732	189,091
Lancaster Colony Corp.	5,883	292,385
Lance, Inc.	8,333	219,158
Lifeway Foods, Inc.*	1,481	17,594
Omega Protein Corp.*	6,600	28,776
Overhill Farms, Inc.*	5,050	24,543
Sanderson Farms, Inc.	6,154	259,453
	Shares	Value ($)

Seneca Foods Corp. "A"*	3,099	73,973
Smart Balance, Inc.*	21,010	126,060
Synutra International, Inc.* (a)	5,903	79,749
Tootsie Roll Industries, Inc. (a)	8,800	240,944
TreeHouse Foods, Inc.*	9,836	382,227
Zhongpin, Inc.*	6,900	107,709
		4,203,392
Household Products 0.2%
Central Garden & Pet Co. "A"*	18,025	179,168
Oil-Dri Corp. of America	1,524	23,622
Orchids Paper Products Co.* (a)	1,542	30,871
WD-40 Co.	5,488	177,592
		411,253
Personal Products 0.7%
American Oriental Bioengineering, Inc.* (a)	21,000	97,650
Bare Escentuals, Inc.*	20,308	248,367
Chattem, Inc.* (a)	6,428	599,732
China Sky One Medical, Inc.* (a)	3,425	77,919
China-Biotics, Inc.*	2,500	38,675
Elizabeth Arden, Inc.*	7,957	114,899
Female Health Co.*	4,952	23,423
Inter Parfums, Inc.	4,650	56,590
Mannatech, Inc.	6,100	19,032
Medifast, Inc.*	4,246	129,843
Nu Skin Enterprises, Inc. "A"	16,192	435,079
Nutraceutical International Corp.*	3,491	43,184
Prestige Brands Holdings, Inc.*	8,395	65,985
Revlon, Inc. "A"*	6,257	106,431
Schiff Nutrition International, Inc.	3,390	26,510
USANA Health Sciences, Inc.*	2,039	65,044
		2,148,363
Tobacco 0.2%
Alliance One International, Inc.*	24,294	118,555
Star Scientific, Inc.* (a)	24,200	16,940
Universal Corp. (a)	8,472	386,408
Vector Group Ltd. (a)	13,155	184,170
		706,073
Energy 5.1%
Energy Equipment & Services 1.8%
Allis-Chalmers Energy, Inc.*	19,438	73,281
Basic Energy Services, Inc.*	8,052	71,663
Bolt Technology Corp.*	2,900	31,958
Boots & Coots, Inc.*	25,346	41,821
Bristow Group, Inc.*	11,471	441,060
Bronco Drilling Co., Inc.*	8,067	40,900
Cal Dive International, Inc.*	14,949	113,014
CARBO Ceramics, Inc. (a)	6,438	438,879
Complete Production Services, Inc.*	17,295	224,835
Dawson Geophysical Co.*	2,600	60,086
Dril-Quip, Inc.*	9,727	549,381
ENGlobal Corp.*	6,739	21,093
Geokinetics, Inc.*	1,900	18,278
Global Industries Ltd.*	29,646	211,376
Gulf Island Fabrication, Inc.	4,100	86,223
GulfMark Offshore, Inc.*	7,500	212,325
Hercules Offshore, Inc.*	36,935	176,549
Hornbeck Offshore Services, Inc.*	7,690	179,023
ION Geophysical Corp.*	35,048	207,484
Key Energy Services, Inc.*	37,928	333,387
Lufkin Industries, Inc.	4,616	337,891
Matrix Service Co.*	9,012	95,978
	Shares	Value ($)

Natural Gas Services Group*	4,000	75,400
Newpark Resources, Inc.*	23,854	100,902
OYO Geospace Corp.*	1,400	60,046
Parker Drilling Co.*	33,816	167,389
PHI, Inc. (Non Voting)*	4,300	89,010
Pioneer Drilling Co.*	14,400	113,760
RPC, Inc. (a)	9,150	95,160
SulphCo, Inc.* (a)	16,900	11,323
Superior Well Services, Inc.*	5,048	71,985
T-3 Energy Services, Inc.*	4,200	107,100
TETRA Technologies, Inc.*	22,687	251,372
TGC Industries, Inc.	4,074	15,929
Union Drilling, Inc.*	3,732	23,325
Vantage Drilling Co.*	15,060	24,247
Willbros Group, Inc.*	11,764	198,459
		5,371,892
Oil, Gas & Consumable Fuels 3.3%
Alon USA Energy, Inc.	2,677	18,311
Apco Oil & Gas International, Inc.	2,989	66,057
Approach Resources, Inc.*	3,500	27,020
Arena Resources, Inc.*	12,028	518,647
Atlas Energy, Inc.	21,819	658,279
ATP Oil & Gas Corp.* (a)	12,146	222,029
Berry Petroleum Co. "A" (a)	13,454	392,184
Bill Barrett Corp.*	11,884	369,711
BPZ Resources, Inc.*	28,133	267,263
Brigham Exploration Co.*	30,656	415,389
Carrizo Oil & Gas, Inc.* (a)	9,236	244,662
Cheniere Energy, Inc.* (a)	17,800	43,076
Clayton Williams Energy, Inc.*	2,000	70,080
Clean Energy Fuels Corp.* (a)	11,764	181,283
Cloud Peak Energy, Inc.*	8,836	128,652
Contango Oil & Gas Co.*	4,000	188,040
CREDO Petroleum Corp.*	2,114	19,660
Crosstex Energy, Inc. (a)	13,600	82,280
Cubic Energy, Inc.*	7,838	11,679
CVR Energy, Inc.*	7,514	51,546
Delek US Holdings, Inc.	4,200	28,602
Delta Petroleum Corp.* (a)	61,227	63,676
DHT Maritime, Inc.	16,464	60,588
Endeavour International Corp.* (a)	38,200	41,256
Evergreen Energy, Inc.* (a)	39,300	13,480
FX Energy, Inc.*	14,700	41,895
General Maritime Corp. (a)	16,358	114,342
GeoResources, Inc.*	2,400	32,784
GMX Resources, Inc.* (a)	10,359	142,333
Golar LNG Ltd.*	8,852	113,483
Goodrich Petroleum Corp.* (a)	8,051	196,042
Gran Tierra Energy, Inc.*	63,895	366,118
Green Plains Renewable Energy, Inc.*	2,922	43,450
Gulfport Energy Corp.*	8,658	99,134
Harvest Natural Resources, Inc.*	10,900	57,661
International Coal Group, Inc.* (a)	29,955	115,626
Isramco, Inc.*	336	24,024
James River Coal Co.*	9,128	169,142
Knightsbridge Tankers Ltd.	5,700	75,582
McMoRan Exploration Co.*	25,468	204,253
Nordic American Tanker Shipping Ltd. (a)	13,092	392,760
Northern Oil and Gas, Inc.* (a)	11,660	138,054
Oilsands Quest, Inc.* (a)	71,824	82,598
Panhandle Oil & Gas, Inc.	2,200	56,980
	Shares	Value ($)

Patriot Coal Corp.* (a)	24,293	375,570
Penn Virginia Corp.	13,908	296,101
Petroleum Development Corp.*	6,504	118,438
PetroQuest Energy, Inc.* (a)	15,011	92,017
PrimeEnergy Corp.*	209	7,605
Rex Energy Corp.*	8,363	100,356
Rosetta Resources, Inc.*	15,902	316,927
Ship Finance International Ltd. (a)	12,735	173,578
Stone Energy Corp.* (a)	13,694	247,177
Swift Energy Co.*	12,298	294,660
Syntroleum Corp.*	20,697	55,054
Teekay Tankers Ltd. "A" (a)	3,911	33,361
Toreador Resources Corp.	6,681	66,142
Uranerz Energy Corp.*	14,427	18,755
Uranium Energy Corp.* (a)	15,302	57,842
USEC, Inc.* (a)	31,935	122,950
VAALCO Energy, Inc.*	18,700	85,085
Venoco, Inc.*	5,800	75,632
W&T Offshore, Inc.	11,221	131,286
Warren Resources, Inc.*	19,323	47,341
Western Refining, Inc.* (a)	10,384	48,909
Westmoreland Coal Co.*	2,800	24,948
World Fuel Services Corp. (a)	18,561	497,249
Zion Oil & Gas, Inc.* (a)	4,647	33,226
		9,969,920
Financials 19.7%
Capital Markets 2.3%
Allied Capital Corp.*	52,878	190,890
American Capital Ltd. (a)	92,887	226,644
Ares Capital Corp.	34,477	429,239
Artio Global Investors, Inc. "A"*	8,794	224,159
BGC Partners, Inc. "A"	16,416	75,842
BlackRock Kelso Capital Corp.	3,800	32,376
Broadpoint Gleacher Securities, Inc.* (a)	15,337	68,403
Calamos Asset Management, Inc. "A"	6,600	76,098
Capital Southwest Corp.	1,000	78,800
Cohen & Steers, Inc. (a)	5,637	128,749
Cowen Group, Inc. "A"*	4,673	27,664
Diamond Hill Investment Group	700	44,961
Duff & Phelps Corp. "A"	5,627	102,749
E*TRADE Financial Corp.*	490,313	858,048
Epoch Holding Corp.	4,061	42,437
Evercore Partners, Inc. "A"	4,511	137,134
FBR Capital Markets Corp.*	6,304	38,959
Fifth Street Finance Corp.	9,400	100,956
GAMCO Investors, Inc. "A"	2,295	110,826
GFI Group, Inc.	21,425	97,912
Gladstone Capital Corp.	6,870	52,899
Gladstone Investment Corp.	6,600	30,096
Harris & Harris Group, Inc.*	8,500	38,845
Hercules Technology Growth Capital, Inc.	11,626	120,794
International Assets Holding Corp.*	4,000	58,160
JMP Group, Inc.	4,691	45,597
KBW, Inc.*	10,736	293,737
Knight Capital Group, Inc. "A"*	28,902	445,091
Kohlberg Capital Corp.	6,800	31,008
LaBranche & Co., Inc.*	19,418	55,147
Main Street Capital Corp.	2,400	38,688
MCG Capital Corp.*	17,051	73,660
MF Global Ltd.*	31,975	222,226
	Shares	Value ($)

MVC Capital, Inc.	7,300	86,140
NGP Capital Resources Co.	7,100	57,723
Oppenheimer Holdings, Inc. "A"	3,142	104,377
optionsXpress Holdings, Inc.	14,161	218,787
PennantPark Investment Corp.	6,896	61,512
Penson Worldwide, Inc.* (a)	6,835	61,925
Piper Jaffray Companies, Inc.*	6,041	305,735
Prospect Capital Corp. (a)	20,370	240,570
Pzena Investment Management, Inc. "A"*	2,800	22,792
Riskmetrics Group, Inc.*	7,351	116,954
Safeguard Scientifics, Inc.*	6,644	68,500
Sanders Morris Harris Group, Inc.	6,136	33,748
Stifel Financial Corp.* (a)	9,441	559,285
SWS Group, Inc.	7,909	95,699
Teton Advisors, Inc. "A"	40	640
Thomas Weisel Partners Group, Inc.*	6,721	25,405
TICC Capital Corp. (a)	9,591	58,026
TradeStation Group, Inc.*	11,500	90,735
Triangle Capital Corp.	2,500	30,225
US Global Investors, Inc. "A"	4,200	51,702
Virtus Investment Partners, Inc.*	1,760	27,984
Westwood Holdings Group, Inc.	1,838	66,793
		6,984,051
Commercial Banks 5.7%
1st Source Corp.	4,933	79,372
Alliance Financial Corp.	1,287	34,942
American National Bankshares, Inc. (a)	1,893	41,457
Ameris Bancorp. (a)	4,122	29,517
Ames National Corp. (a)	2,109	44,521
Arrow Financial Corp.	2,987	74,675
BancFirst Corp.	2,300	85,192
Banco Latinoamericano de Comercio Exterior SA "E"	9,200	127,880
Bancorp. Rhode Island, Inc.	1,041	26,733
Bank of Kentucky Financial Corp.	929	17,447
Bank of Marin Bancorp.	1,638	53,333
Bank of the Ozarks, Inc.	3,578	104,728
Banner Corp. (a)	5,700	15,276
Bar Harbor Bankshares	868	23,827
Boston Private Financial Holdings, Inc.	22,399	129,242
Bridge Bancorp., Inc. (a)	2,006	48,224
Bryn Mawr Bank Corp.	2,205	33,273
Camden National Corp.	2,512	82,142
Cape Bancorp., Inc.*	3,654	24,555
Capital City Bank Group, Inc. (a)	3,881	53,713
Cardinal Financial Corp.	9,984	87,260
Cathay General Bancorp. (a)	19,639	148,274
Center Bancorp., Inc.	3,385	30,194
Centerstate Banks, Inc.	6,105	61,599
Central Pacific Financial Corp.* (a)	10,212	13,378
Century Bancorp., Inc. "A"	1,033	22,757
Chemical Financial Corp.	7,070	166,711
Chicopee Bancorp., Inc.*	1,931	24,099
Citizens & Northern Corp.	2,800	26,712
Citizens Holdings Co.	1,400	31,346
Citizens Republic Bancorp., Inc.*	127,094	87,695
City Holding Co. (a)	5,300	171,349
CNB Financial Corp. (a)	2,740	43,813
CoBiz Financial, Inc.	5,700	27,075
Columbia Banking System, Inc.	9,235	149,422
	Shares	Value ($)

Community Bank System, Inc.	10,800	208,548
Community Trust Bancorp., Inc.	5,088	124,402
CVB Financial Corp. (a)	25,429	219,707
Danvers Bancorp., Inc.	8,307	107,908
Eagle Bancorp., Inc.*	5,407	56,611
East West Bancorp., Inc. (a)	28,814	455,261
Enterprise Bancorp., Inc. (a)	1,493	16,348
Enterprise Financial Services Corp.	3,626	27,956
Farmers Capital Bank Corp.	2,073	21,186
Financial Institutions, Inc.	3,400	40,052
First BanCorp. — North Carolina (a)	4,816	67,280
First BanCorp. — Puerto Rico (a)	27,866	64,092
First Bancorp., Inc.	2,700	41,634
First Busey Corp.	15,424	59,999
First California Financial Group, Inc.* (a)	1,640	4,494
First Commonwealth Financial Corp.	22,860	106,299
First Community Bancshares, Inc.	3,472	41,838
First Financial Bancorp.	16,913	246,253
First Financial Bankshares, Inc.	6,524	353,797
First Financial Corp. — Indiana (a)	3,923	119,730
First Merchants Corp.	6,928	41,152
First Midwest Bancorp., Inc. (a)	17,653	192,241
First of Long Island Corp.	1,711	43,203
First South Bancorp., Inc. (a)	2,400	24,720
FirstMerit Corp. (a)	25,956	522,754
FNB Corp. (a)	38,146	259,011
German American Bancorp., Inc. (a)	3,537	57,476
Glacier Bancorp., Inc. (a)	18,649	255,864
Great Southern Bancorp., Inc. (a)	3,543	75,678
Guaranty Bancorp.*	16,300	21,516
Hampton Roads Bankshares, Inc. (a)	5,915	10,233
Hancock Holding Co. (a)	9,107	398,796
Harleysville National Corp. (a)	13,830	89,065
Heartland Financial USA, Inc. (a)	4,287	61,518
Heritage Financial Corp.	1,668	22,985
Home Bancorp., Inc.*	2,819	34,364
Home Bancshares, Inc.	5,754	138,499
IBERIABANK Corp.	6,300	339,003
Independent Bank Corp. — Massachusetts	6,983	145,875
International Bancshares Corp.	15,709	297,371
Investors Bancorp., Inc.*	15,783	172,666
Lakeland Bancorp., Inc.	6,673	42,640
Lakeland Financial Corp.	5,849	100,895
MainSource Financial Group, Inc.	7,158	34,215
MB Financial, Inc. (a)	16,503	325,439
Merchants Bancshares, Inc.	1,476	33,417
Metro Bancorp., Inc.*	1,500	18,855
MidSouth Bancorp., Inc.	1,407	19,557
Nara Bancorp., Inc.*	10,756	121,973
National Bankshares, Inc.	2,224	62,917
National Penn Bancshares, Inc. (a)	41,543	240,534
NBT Bancorp., Inc.	11,445	233,135
Northfield Bancorp., Inc. (a)	6,235	84,297
Northrim BanCorp., Inc.	1,982	33,456
Norwood Financial Corp.	531	15,181
Ohio Valley Banc Corp.	1,246	27,449
Old National Bancorp. (a)	26,522	329,668
Old Point Financial Corp.	515	8,008
Old Second Bancorp., Inc. (a)	4,094	28,208
Oriental Financial Group, Inc.	8,142	87,934
Orrstown Financial Services, Inc. (a)	1,658	57,831
	Shares	Value ($)

Pacific Capital Bancorp. (a)	16,668	16,001
Pacific Continental Corp.	6,257	71,580
PacWest Bancorp. (a)	8,093	163,074
Park National Corp.	3,284	193,362
Peapack-Gladstone Financial Corp. (a)	2,730	34,616
Penns Woods Bancorp., Inc.	1,195	38,766
Peoples Bancorp., Inc.	3,595	34,800
Peoples Financial Corp.	1,094	22,230
Pinnacle Financial Partners, Inc.* (a)	9,119	129,672
Porter Bancorp., Inc.	730	10,979
PremierWest Bancorp.	6,833	9,703
PrivateBancorp., Inc.	15,838	142,067
Prosperity Bancshares, Inc.	14,614	591,429
Renasant Corp.	6,979	94,914
Republic Bancorp., Inc. "A"	3,313	68,248
Republic First Bancorp., Inc.*	2,119	9,048
S&T Bancorp., Inc.	7,760	131,998
S.Y. Bancorp., Inc.	3,860	82,411
Sandy Spring Bancorp., Inc. (a)	5,500	48,895
Santander BanCorp.*	884	10,856
SCBT Financial Corp.	4,146	114,803
Shore Bancshares, Inc.	2,600	37,596
Sierra Bancorp. (a)	2,333	17,801
Signature Bank*	12,551	400,377
Simmons First National Corp. "A"	6,420	178,476
Smithtown Bancorp., Inc.	4,793	28,518
South Financial Group, Inc.	53,779	34,671
Southside Bancshares, Inc.	4,331	84,974
Southwest Bancorp., Inc.	4,716	32,729
State Bancorp., Inc.	4,711	33,495
StellarOne Corp.	7,497	74,670
Sterling Bancorp.	6,018	42,969
Sterling Bancshares, Inc.	22,699	116,446
Sterling Financial Corp. — Washington* (a)	17,611	10,919
Suffolk Bancorp.	3,202	95,099
Sun Bancorp., Inc.*	4,438	16,643
Susquehanna Bancshares, Inc. (a)	28,507	167,906
SVB Financial Group*	13,398	558,563
Texas Capital Bancshares, Inc.*	11,928	166,515
The Bancorp., Inc.*	7,307	50,126
Tompkins Financial Corp.	2,688	108,864
Tower Bancorp., Inc.	1,090	24,907
TowneBank (a)	5,271	61,565
TriCo Bancshares	4,571	76,107
Trustmark Corp. (a)	21,653	488,059
UMB Financial Corp.	10,128	398,537
Umpqua Holdings Corp.	26,479	355,083
Union Bankshares Corp.	4,472	55,408
United Bankshares, Inc. (a)	11,476	229,176
United Community Banks, Inc.	26,440	89,632
United Security Bancshares, Inc. (a)	1,907	32,686
Univest Corp. of Pennsylvania	4,281	75,046
Washington Banking Co.	5,255	62,745
Washington Trust Bancorp., Inc.	4,587	71,465
Webster Financial Corp.	22,404	265,936
WesBanco, Inc.	7,688	94,870
West Bancorp.	5,400	26,622
Westamerica Bancorp. (a)	9,239	511,563
Western Alliance Bancorp.*	15,138	57,222
Wilber Corp. (a)	1,688	12,154
Wilshire Bancorp., Inc. (a)	6,400	52,416
	Shares	Value ($)

Wintrust Financial Corp.	7,095	218,455
Yadkin Valley Financial Corp.	5,178	18,951
		17,270,141
Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	14,750	82,010
Cardtronics, Inc.*	3,300	36,531
Cash America International, Inc.	9,110	318,485
CompuCredit Holdings Corp. (a)	5,893	19,624
Credit Acceptance Corp.*	2,037	85,758
Dollar Financial Corp.*	8,100	191,646
EZCORP, Inc. "A"*	14,948	257,255
First Cash Financial Services, Inc.*	7,673	170,264
Nelnet, Inc. "A"	6,440	110,961
QC Holdings, Inc.	832	4,002
Rewards Network, Inc.	2,006	25,356
The First Marblehead Corp.* (a)	22,000	46,860
World Acceptance Corp.*	5,329	190,938
		1,539,690
Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.*	4,934	33,453
California First National Bancorp.	432	5,642
Compass Diversified Holdings	7,900	100,804
Encore Capital Group, Inc.*	4,300	74,820
Financial Federal Corp.	7,846	215,765
Life Partners Holdings, Inc. (a)	2,325	49,267
MarketAxess Holdings, Inc.	10,600	147,340
Medallion Financial Corp.	4,500	36,765
NewStar Financial, Inc.*	8,756	34,323
PHH Corp.*	17,812	286,951
PICO Holdings, Inc.*	7,430	243,184
Portfolio Recovery Associates, Inc.* (a)	4,567	204,967
Primus Guaranty Ltd.*	6,100	18,605
Resource America, Inc.	4,300	17,372
		1,469,258
Insurance 3.1%
Ambac Financial Group, Inc.* (a)	99,185	82,324
American Equity Investment Life Holding Co.	17,872	132,968
American Physicians Capital, Inc.	2,296	69,615
American Physicians Service Group, Inc.	2,006	46,278
American Safety Insurance Holdings Ltd.*	3,175	45,879
Amerisafe, Inc.*	6,300	113,211
AmTrust Financial Services, Inc.	7,492	88,555
Argo Group International Holdings Ltd.*	9,322	271,643
Assured Guaranty Ltd. (a)	38,632	840,632
Baldwin & Lyons, Inc.	2,625	64,601
Citizens, Inc.* (a)	10,944	71,464
CNA Surety Corp.*	5,543	82,535
Conseco, Inc.*	62,120	310,600
Crawford & Co. "B"*	7,300	28,762
Delphi Financial Group, Inc. "A"	14,190	317,430
Donegal Group, Inc. "A"	3,566	55,416
Eastern Insurance Holdings, Inc.	2,444	21,067
eHealth, Inc.*	6,583	108,159
EMC Insurance Group, Inc.	1,700	36,567
Employers Holdings, Inc.	13,644	209,299
Enstar Group Ltd.*	2,234	163,127
FBL Financial Group, Inc. "A"	4,147	76,802
First Acceptance Corp.*	4,205	8,200
	Shares	Value ($)

First Mercury Financial Corp.	5,118	70,168
Flagstone Reinsurance Holdings Ltd.	13,002	142,242
FPIC Insurance Group, Inc.*	2,500	96,550
Greenlight Capital Re Ltd. "A"*	8,363	197,116
Hallmark Financial Services, Inc.*	2,863	22,790
Harleysville Group, Inc.	4,500	143,055
Hilltop Holdings, Inc.*	13,263	154,381
Horace Mann Educators Corp.	11,135	139,188
Independence Holding Co.	1,640	9,512
Infinity Property & Casualty Corp.	4,613	187,472
Kansas City Life Insurance Co.	1,400	41,650
Maiden Holdings Ltd.	16,598	121,497
Max Capital Group Ltd.	15,000	334,500
Meadowbrook Insurance Group, Inc.	19,116	141,458
Mercer Insurance Group, Inc.	1,702	30,925
Montpelier Re Holdings Ltd.	28,002	484,995
National Financial Partners Corp.*	14,227	115,096
National Interstate Corp.	2,269	38,482
National Western Life Insurance Co. "A"	745	129,347
Navigators Group, Inc.*	3,730	175,720
NYMAGIC, Inc.	1,455	24,138
Phoenix Companies, Inc.*	39,800	110,644
Platinum Underwriters Holdings Ltd.	17,080	653,993
PMA Capital Corp. "A"*	10,600	66,780
Presidential Life Corp.	6,900	63,135
ProAssurance Corp.*	10,388	557,940
RLI Corp.	5,778	307,679
Safety Insurance Group, Inc.	4,474	162,093
Seabright Insurance Holdings*	5,446	62,575
Selective Insurance Group, Inc.	16,179	266,145
State Auto Financial Corp.	4,690	86,765
Stewart Information Services Corp. (a)	5,600	63,168
Tower Group, Inc.	14,881	348,364
United America Indemnity Ltd. "A"*	12,309	97,487
United Fire & Casualty Co.	7,400	134,902
Universal Insurance Holdings, Inc.	4,094	24,032
Zenith National Insurance Corp.	11,463	341,139
		9,392,257
Real Estate Investment Trusts 6.2%
Acadia Realty Trust (REIT)	13,295	224,287
Agree Realty Corp. (REIT)	2,597	60,484
Alexander's, Inc. (REIT)*	614	186,914
American Campus Communities, Inc. (REIT)	16,335	459,013
American Capital Agency Corp. (REIT)	5,385	142,918
Anworth Mortgage Asset Corp. (REIT)	39,470	276,290
Apollo Commercial Real Estate Finance, Inc. (REIT)*	2,334	41,989
Ashford Hospitality Trust (REIT)*	12,158	56,413
Associated Estates Realty Corp. (REIT)	5,000	56,350
BioMed Realty Trust, Inc. (REIT)	30,831	486,513
CapLease, Inc. (REIT)	15,565	68,175
Capstead Mortgage Corp. (REIT)	21,353	291,468
Care Investment Trust, Inc. (REIT)	3,700	28,786
CBL & Associates Properties, Inc. (REIT) (a)	45,359	438,622
Cedar Shopping Centers, Inc. (REIT)	13,000	88,400
Cogdell Spencer, Inc. (REIT)	8,988	50,872
Colonial Properties Trust (REIT)	21,358	250,529
	Shares	Value ($)

Colony Financial, Inc. (REIT)	4,286	87,306
Cousins Properties, Inc. (REIT)	24,197	184,623
CreXus Investment Corp. (REIT)*	3,610	50,396
Cypress Sharpridge Investments, Inc. (REIT)	5,425	73,292
DCT Industrial Trust, Inc. (REIT)	67,192	337,304
Developers Diversified Realty Corp. (REIT) (a)	50,065	463,602
DiamondRock Hospitality Co. (REIT)	36,100	305,767
DuPont Fabros Technology, Inc. (REIT)	8,813	158,546
Dynex Capital, Inc. (REIT)	3,434	29,979
EastGroup Properties, Inc. (REIT)	7,766	297,282
Education Realty Trust, Inc. (REIT)	19,090	92,396
Entertainment Properties Trust (REIT)	13,415	473,147
Equity Lifestyle Properties, Inc. (REIT)	7,837	395,533
Equity One, Inc. (REIT) (a)	10,942	176,932
Extra Space Storage, Inc. (REIT)	26,737	308,812
FelCor Lodging Trust, Inc. (REIT)*	21,171	76,216
First Industrial Realty Trust, Inc. (REIT)*	18,531	96,917
First Potomac Realty Trust (REIT)	9,200	115,644
Franklin Street Properties Corp. (REIT)	21,945	320,616
Getty Realty Corp. (REIT)	5,750	135,298
Gladstone Commercial Corp. (REIT)	2,731	36,623
Glimcher Realty Trust (REIT)	20,321	54,867
Government Properties Income Trust (REIT)	3,779	86,841
Gramercy Capital Corp. (REIT)* (a)	13,553	35,102
Hatteras Financial Corp. (REIT) (a)	11,274	315,221
Healthcare Realty Trust, Inc. (REIT)	18,624	399,671
Hersha Hospitality Trust (REIT)	16,000	50,240
Highwoods Properties, Inc. (REIT)	22,529	751,342
Home Properties, Inc. (REIT) (a)	10,257	489,361
Inland Real Estate Corp. (REIT)	23,300	189,895
Invesco Mortgage Capital (REIT)	2,897	65,936
Investors Real Estate Trust (REIT)	23,514	211,626
iStar Financial, Inc. (REIT)* (a)	33,442	85,612
Kilroy Realty Corp. (REIT) (a)	14,190	435,207
Kite Realty Group Trust (REIT)	14,993	61,022
LaSalle Hotel Properties (REIT)	20,991	445,639
Lexington Realty Trust (REIT)	29,732	180,771
LTC Properties, Inc. (REIT)	6,906	184,735
Medical Properties Trust, Inc. (REIT) (a)	26,821	268,210
MFA Financial, Inc. (REIT)	88,877	653,246
Mid-America Apartment Communities, Inc. (REIT)	8,844	426,988
Mission West Properties, Inc. (REIT)	6,300	45,297
Monmouth Real Estate Investment Corp. "A" (REIT)	5,900	43,896
National Health Investors, Inc. (REIT)	7,996	295,772
National Retail Properties, Inc. (REIT)	25,243	535,656
NorthStar Realty Finance Corp. (REIT) (a)	20,824	71,426
OMEGA Healthcare Investors, Inc. (REIT)	25,882	503,405
Parkway Properties, Inc. (REIT) (a)	7,200	149,904
Pennsylvania Real Estate Investment Trust (REIT) (a)	11,883	100,530
Pennymac Mortgage Investment Trust (REIT)*	4,837	83,100
Post Properties, Inc. (REIT)	15,607	305,897
	Shares	Value ($)

Potlatch Corp. (REIT)	12,358	393,973
PS Business Parks, Inc. (REIT)	5,881	294,344
RAIT Financial Trust (REIT)* (a)	22,200	29,082
Ramco-Gershenson Properties Trust (REIT)	8,539	81,462
Redwood Trust, Inc. (REIT)	25,601	370,190
Resource Capital Corp. (REIT)	6,200	30,504
Saul Centers, Inc. (REIT)	2,116	69,320
Sovran Self Storage, Inc. (REIT)	8,857	316,461
Starwood Property Trust, Inc. (REIT)	15,595	294,590
Strategic Hotels & Resorts, Inc. (REIT)*	14,907	27,727
Sun Communities, Inc. (REIT)	5,500	108,625
Sunstone Hotel Investors, Inc. (REIT)*	31,626	280,839
Tanger Factory Outlet Centers, Inc. (REIT)	12,610	491,664
Transcontinental Realty Investors, Inc.*	238	2,835
U-Store-It Trust (REIT)	26,169	191,557
UMH Properties, Inc. (REIT)	2,562	21,726
Universal Health Realty Income Trust (REIT)	3,700	118,511
Urstadt Biddle Properties "A" (REIT)	6,800	103,836
Walter Investment Management Corp. (REIT)	7,418	106,300
Washington Real Estate Investment Trust (REIT)	18,167	500,501
Winthrop Realty Trust (REIT)	3,661	39,758
		18,824,474
Real Estate Management & Development 0.1%
American Realty Investors, Inc.*	631	7,730
Avatar Holdings, Inc.*	2,200	37,422
China Housing & Land Development, Inc.* (a)	8,800	36,344
Consolidated-Tomoka Land Co.	1,775	62,018
Forestar Group, Inc.* (a)	11,853	260,529
Tejon Ranch Co.*	3,600	105,192
		509,235
Thrifts & Mortgage Finance 1.3%
Abington Bancorp., Inc.	6,900	47,541
Astoria Financial Corp.	26,185	325,480
Bank Mutual Corp.	15,731	108,859
BankFinancial Corp.	6,991	69,211
Beneficial Mutual Bancorp., Inc.*	10,900	107,256
Berkshire Hills Bancorp., Inc.	4,540	93,887
Brookline Bancorp., Inc.	19,772	195,941
Brooklyn Federal Bancorp., Inc.	600	6,024
Cheviot Financial Corp.	616	4,552
Clifton Savings Bancorp., Inc.	3,000	28,110
Dime Community Bancshares	8,969	105,117
ESB Financial Corp.	2,879	38,060
ESSA Bancorp., Inc.	4,800	56,160
First Defiance Financial Corp.	2,546	28,744
First Financial Holdings, Inc.	5,422	70,432
First Financial Northwest, Inc.	6,400	41,920
First Financial Service Corp.	1,063	9,631
Flagstar Bancorp., Inc.* (a)	12,550	7,530
Flushing Financial Corp.	9,897	111,440
Fox Chase Bancorp., Inc.*	1,600	15,232
Heritage Financial Group	350	2,537
Home Federal Bancorp., Inc.	5,391	71,754
K-Fed Bancorp.	1,069	9,396
Kearny Financial Corp. (a)	5,796	58,424
	Shares	Value ($)

Kentucky First Federal Bancorp.	719	7,909
Legacy Bancorp., Inc.	2,224	21,929
Meridian Interstate Bancorp., Inc.*	2,800	24,332
MGIC Investment Corp.* (a)	41,357	239,043
NASB Financial, Inc.	1,000	23,290
NewAlliance Bancshares, Inc.	33,208	398,828
Northeast Community Bancorp., Inc.	1,657	10,886
Northwest Bancshares, Inc.	12,825	145,179
OceanFirst Financial Corp.	2,797	31,606
Ocwen Financial Corp.*	18,756	179,495
Oritani Financial Corp. (a)	3,700	50,801
Provident Financial Services, Inc. (a)	17,701	188,516
Provident New York Bancorp.	11,624	98,107
Prudential Bancorp., Inc. of Pennsylvania	1,086	10,339
Radian Group, Inc.	27,250	199,197
Rockville Financial, Inc.	2,500	26,250
Roma Financial Corp.	2,900	35,844
Territorial Bancorp., Inc.*	4,019	72,543
The PMI Group, Inc.* (a)	25,000	63,000
Tree.com, Inc.*	2,019	18,474
TrustCo Bank Corp.	25,183	158,653
United Financial Bancorp., Inc.	5,500	72,105
ViewPoint Financial Group	3,400	48,994
Waterstone Financial, Inc.*	3,020	6,191
Westfield Financial, Inc. (a)	9,900	81,675
WSFS Financial Corp.	2,200	56,386
		3,882,810
Health Care 14.1%
Biotechnology 3.9%
Acorda Therapeutics, Inc.*	11,424	288,113
Affymax, Inc.*	5,656	139,929
Alkermes, Inc.*	31,232	293,893
Allos Therapeutics, Inc.*	25,121	165,045
Alnylam Pharmaceuticals, Inc.* (a)	12,084	212,920
AMAG Pharmaceuticals, Inc.*	5,741	218,330
Amicus Therapeutics, Inc.*	4,973	19,743
Arena Pharmaceuticals, Inc.* (a)	31,114	110,455
ARIAD Pharmaceuticals, Inc.*	28,618	65,249
ArQule, Inc.*	14,500	53,505
Array BioPharma, Inc.*	15,833	44,491
AVI BioPharma, Inc.* (a)	25,167	36,744
BioCryst Pharmaceuticals, Inc.* (a)	6,971	45,033
BioSpecifics Technologies Corp.*	1,133	33,254
Cardium Therapeutics, Inc.* (a)	12,409	8,438
Celera Corp.*	27,580	190,578
Cell Therapeutics, Inc.* (a)	180,019	205,222
Celldex Therapeutics, Inc.*	8,280	38,750
Cepheid, Inc.* (a)	19,170	239,242
Chelsea Therapeutics International Ltd.*	7,764	20,963
Clinical Data, Inc.* (a)	3,500	63,910
Cubist Pharmaceuticals, Inc.*	17,715	336,054
Curis, Inc.* (a)	20,390	66,267
Cytokinetics, Inc.*	14,310	41,642
Cytori Therapeutics, Inc.* (a)	8,857	54,028
Dyax Corp.*	19,302	65,434
Emergent Biosolutions, Inc.*	5,719	77,721
Enzon Pharmaceuticals, Inc.* (a)	15,131	159,329
Exelixis, Inc.*	35,170	259,203
Facet Biotech Corp.*	8,139	143,084
Genomic Health, Inc.* (a)	4,741	92,734
Geron Corp.* (a)	29,822	165,512
	Shares	Value ($)

GTx, Inc.* (a)	6,746	28,333
Halozyme Therapeutics, Inc.* (a)	21,121	123,980
Hemispherx Biopharma, Inc.*	38,323	21,461
Human Genome Sciences, Inc.* (a)	57,938	1,772,903
Idenix Pharmaceuticals, Inc.*	8,923	19,184
Idera Pharmaceuticals, Inc.*	7,086	36,635
ImmunoGen, Inc.*	17,160	134,878
Immunomedics, Inc.*	20,900	67,089
Incyte Corp.* (a)	28,029	255,344
Infinity Pharmaceuticals, Inc.*	5,685	35,133
Insmed, Inc.*	41,835	32,213
InterMune, Inc.* (a)	12,775	166,586
Isis Pharmaceuticals, Inc.* (a)	30,802	341,902
Lexicon Pharmaceuticals, Inc.*	37,812	64,280
Ligand Pharmaceuticals, Inc. "B"*	37,947	82,345
MannKind Corp.* (a)	17,333	151,837
Martek Biosciences Corp.* (a)	9,758	184,817
Maxygen, Inc.*	8,300	50,547
Medivation, Inc.*	9,467	356,433
Metabolix, Inc.*	6,400	70,848
Micromet, Inc.* (a)	18,859	125,601
Molecular Insight Pharmaceuticals, Inc.* (a)	5,200	11,700
Momenta Pharmaceuticals, Inc.*	11,797	148,760
Myriad Pharmaceuticals, Inc.*	7,911	39,792
Nabi Biopharmaceuticals*	11,823	57,933
Nanosphere, Inc.*	3,700	23,828
Neurocrine Biosciences, Inc.*	13,100	35,632
NeurogesX, Inc.* (a)	3,322	25,613
Novavax, Inc.* (a)	21,587	57,421
NPS Pharmaceuticals, Inc.*	15,762	53,591
Omeros Corp.*	3,342	23,461
OncoGenex Pharmaceutical, Inc.* (a)	1,430	31,860
Onyx Pharmaceuticals, Inc.*	19,433	570,164
Opko Health, Inc.*	13,400	24,522
Orexigen Therapeutics, Inc.* (a)	9,747	72,518
Osiris Therapeutics, Inc.*	5,544	39,584
OXiGENE, Inc.* (a)	8,605	9,810
PDL BioPharma, Inc.	36,405	249,738
Pharmasset, Inc.*	6,940	143,658
Poniard Pharmaceuticals, Inc.* (a)	7,511	13,745
Progenics Pharmaceuticals, Inc.*	9,000	39,960
Protalix BioTherapeutics, Inc.* (a)	11,378	75,322
Regeneron Pharmaceuticals, Inc.*	19,315	467,037
Repligen Corp.*	9,600	39,456
Rigel Pharmaceuticals, Inc.*	16,371	155,688
Sangamo BioSciences, Inc.*	13,584	80,417
Savient Pharmaceuticals, Inc.* (a)	21,455	292,003
SciClone Pharmaceuticals, Inc.*	11,399	26,560
Seattle Genetics, Inc.* (a)	27,364	278,018
SIGA Technologies, Inc.*	8,614	49,961
Spectrum Pharmaceuticals, Inc.* (a)	16,223	72,030
StemCells, Inc.* (a)	34,035	42,884
Synta Pharmaceuticals Corp.* (a)	5,100	25,806
Theravance, Inc.* (a)	17,601	230,045
Vanda Pharmaceuticals, Inc.*	8,810	99,024
Vical, Inc.* (a)	10,549	34,706
ZymoGenetics, Inc.* (a)	12,400	79,236
		11,798,647
Health Care Equipment & Supplies 3.5%
Abaxis, Inc.* (a)	7,189	183,679
ABIOMED, Inc.* (a)	10,300	90,022
Accuray, Inc.*	13,189	73,990
	Shares	Value ($)

AGA Medical Holdings, Inc.*	4,190	61,886
Align Technology, Inc.*	19,200	342,144
Alphatec Holdings, Inc.*	9,553	51,013
American Medical Systems Holdings, Inc.* (a)	23,622	455,668
Analogic Corp.	4,300	165,593
AngioDynamics, Inc.*	6,799	109,328
Atrion Corp.	492	76,614
ATS Medical, Inc.*	15,355	49,597
Bovie Medical Corp.*	5,521	43,119
Cantel Medical Corp.*	4,200	84,756
Cardiac Science Corp.*	6,312	14,076
Cardiovascular Systems, Inc.*	2,805	12,875
Conceptus, Inc.*	8,922	167,377
CONMED Corp.*	9,568	218,150
CryoLife, Inc.*	9,900	63,558
Cutera, Inc.*	4,245	36,125
Cyberonics, Inc.*	8,052	164,583
Cynosure, Inc. "A"*	3,600	41,364
Delcath Systems, Inc.* (a)	12,142	62,410
Dexcom, Inc.*	15,389	124,343
Electro-Optical Sciences, Inc.* (a)	5,775	59,829
Endologix, Inc.*	14,308	75,546
EnteroMedics, Inc.*	4,765	2,668
ev3, Inc.*	23,258	310,262
Exactech, Inc.*	2,900	50,199
Greatbatch, Inc.*	7,732	148,686
Haemonetics Corp.*	7,952	438,553
Hansen Medical, Inc.*	8,242	24,973
HeartWare International, Inc.*	1,600	56,752
Home Diagnostics, Inc.*	3,542	21,606
ICU Medical, Inc.*	4,205	153,230
Immucor, Inc.*	22,004	445,361
Insulet Corp.*	10,595	151,297
Integra LifeSciences Holdings*	5,624	206,851
Invacare Corp. (a)	8,695	216,853
IRIS International, Inc.*	5,900	72,924
Kensey Nash Corp.*	2,700	68,850
MAKO Surgical Corp.* (a)	4,168	46,265
Masimo Corp.*	16,565	503,907
Medical Action Industries, Inc.*	3,662	58,812
Meridian Bioscience, Inc. (a)	12,396	267,134
Merit Medical Systems, Inc.*	8,207	158,313
Micrus Endovascular Corp.*	4,130	61,991
Natus Medical, Inc.*	9,400	139,026
Neogen Corp.*	5,618	132,641
NuVasive, Inc.* (a)	11,984	383,248
NxStage Medical, Inc.*	7,485	62,500
OraSure Technologies, Inc.*	16,342	83,017
Orthofix International NV*	5,600	173,432
Orthovita, Inc.* (a)	21,790	76,483
Palomar Medical Technologies, Inc.*	5,929	59,764
Quidel Corp.*	8,600	118,508
Rochester Medical Corp.*	3,230	35,950
Rockwell Medical Technologies, Inc.*	4,547	34,966
RTI Biologics, Inc.*	17,600	67,584
Sirona Dental Systems, Inc.*	5,649	179,299
Somanetics Corp.*	2,771	48,631
SonoSite, Inc.*	5,628	132,990
Spectranetics Corp.*	11,100	77,256
Stereotaxis, Inc.* (a)	9,450	37,139
STERIS Corp.	19,527	546,170
SurModics, Inc.* (a)	5,144	116,563
	Shares	Value ($)

Symmetry Medical, Inc.*	11,941	96,244
Synovis Life Technologies, Inc.*	3,900	50,349
Thoratec Corp.*	17,743	477,642
TomoTherapy, Inc.*	15,020	58,578
TranS1, Inc.*	4,130	16,314
Utah Medical Products, Inc.	959	28,118
Vascular Solutions, Inc.*	5,235	43,922
Volcano Corp.*	14,793	257,102
West Pharmaceutical Services, Inc. (a)	10,139	397,449
Wright Medical Group, Inc.*	11,381	215,670
Young Innovations, Inc.	1,729	42,845
Zoll Medical Corp.*	7,058	188,590
		10,671,122
Health Care Providers & Services 3.7%
Air Methods Corp.*	3,700	124,394
Alliance HealthCare Services, Inc.*	8,624	49,243
Allied Healthcare International, Inc.*	14,314	41,654
Allion Healthcare, Inc.*	6,390	41,918
Almost Family, Inc.*	2,521	99,655
Amedisys, Inc.* (a)	8,450	410,332
America Service Group, Inc.	2,655	42,135
American Caresource Holding, Inc.*	3,071	7,370
American Dental Partners, Inc.*	4,113	53,058
AMERIGROUP Corp.*	16,492	444,624
AMN Healthcare Services, Inc.*	10,800	97,848
AmSurg Corp.*	9,174	202,011
Assisted Living Concepts, Inc. "A"*	3,380	89,131
Bio-Reference Laboratories, Inc.*	3,900	152,841
BioScrip, Inc.*	10,874	90,907
Capital Senior Living Corp.*	7,192	36,104
CardioNet, Inc.* (a)	8,231	48,892
Catalyst Health Solutions, Inc.*	11,375	414,846
Centene Corp.*	13,221	279,889
Chemed Corp. (a)	7,814	374,838
Chindex International, Inc.*	4,200	59,346
Clarient, Inc.*	9,648	25,567
Continucare Corp.*	9,074	39,653
CorVel Corp.*	2,450	82,173
Cross Country Healthcare, Inc.*	10,300	102,073
Emergency Medical Services Corp. "A"*	9,616	520,706
Emeritus Corp.*	6,614	124,013
Genoptix, Inc.* (a)	5,625	199,856
Gentiva Health Services, Inc.*	8,794	237,526
Hanger Orthopedic Group, Inc.*	8,343	115,384
Health Grades, Inc.*	7,555	32,411
HEALTHSOUTH Corp.*	30,455	571,640
Healthspring, Inc.*	15,089	265,717
Healthways, Inc.*	9,925	182,025
HMS Holdings Corp.*	8,494	413,573
inVentiv Health, Inc.*	9,680	156,526
IPC The Hospitalist Co.*	4,582	152,352
Kindred Healthcare, Inc.*	11,686	215,724
Landauer, Inc.	3,131	192,243
LCA-Vision, Inc.*	5,151	26,373
LHC Group, Inc.*	4,978	167,311
Magellan Health Services, Inc.*	11,861	483,099
MedCath Corp.*	5,282	41,781
Metropolitan Health Networks, Inc.*	12,654	25,181
Molina Healthcare, Inc.*	4,400	100,628
MWI Veterinary Supply, Inc.*	3,589	135,305
National Healthcare Corp.	2,600	93,886
	Shares	Value ($)

National Research Corp.	400	8,280
Nighthawk Radiology Holdings, Inc.*	7,773	35,212
NovaMed, Inc.* (a)	6,239	24,207
Odyssey HealthCare, Inc.*	10,952	170,632
Owens & Minor, Inc.	13,167	565,259
PharMerica Corp.*	10,249	162,754
Providence Service Corp.*	3,768	59,534
PSS World Medical, Inc.*	18,458	416,597
Psychiatric Solutions, Inc.*	17,999	380,499
Radnet, Inc.*	9,308	18,988
RehabCare Group, Inc.*	7,730	235,224
Res-Care, Inc.*	8,402	94,102
Select Medical Holdings Corp.*	11,533	122,480
Skilled Healthcare Group, Inc. "A"*	6,600	49,170
Sun Healthcare Group, Inc.*	14,597	133,854
Sunrise Senior Living, Inc.*	14,827	47,743
The Ensign Group, Inc.	3,567	54,825
Triple-S Management Corp. "B"*	6,843	120,437
Universal American Financial Corp.* (a)	7,384	86,393
US Physical Therapy, Inc.*	3,900	66,027
Virtual Radiologic Corp.*	2,413	30,790
WellCare Health Plans, Inc.*	13,214	485,747
		11,232,516
Health Care Technology 0.8%
AMICAS, Inc.*	11,146	60,634
athenahealth, Inc.* (a)	10,506	475,291
Computer Programs & Systems, Inc. (a)	2,747	126,499
Eclipsys Corp.*	17,274	319,915
MedAssets, Inc.*	12,023	255,008
Medidata Solutions, Inc.*	2,382	37,159
MedQuist, Inc.	2,760	18,464
Merge Healthcare, Inc.*	8,436	28,345
Omnicell, Inc.*	8,565	100,125
Phase Forward, Inc.*	12,967	199,044
Quality Systems, Inc. (a)	7,833	491,834
Transcend Services, Inc.*	1,972	42,122
Vital Images, Inc.*	4,800	60,912
		2,215,352
Life Sciences Tools & Services 0.7%
Accelrys, Inc.*	8,800	50,424
Affymetrix, Inc.*	23,747	138,682
Albany Molecular Research, Inc.*	7,400	67,192
BioDelivery Sciences International, Inc.*	2,940	11,554
Bruker Corp.*	16,184	195,179
Cambrex Corp.*	10,303	57,491
Dionex Corp.*	5,533	408,723
Enzo Biochem, Inc.* (a)	10,773	57,959
eResearchTechnology, Inc.*	14,300	85,943
Harvard Bioscience, Inc.*	7,721	27,564
Kendle International, Inc.*	5,212	95,432
Luminex Corp.*	12,094	180,563
PAREXEL International Corp.*	17,400	245,340
Sequenom, Inc.* (a)	20,570	85,160
Varian, Inc.*	9,009	464,324
		2,171,530
Pharmaceuticals 1.5%
Acura Pharmaceuticals, Inc.*	2,300	12,259
Adolor Corp.*	17,000	24,820
Akorn, Inc.*	17,000	30,430
Ardea Biosciences, Inc.* (a)	4,720	66,080
	Shares	Value ($)

ARYx Therapeutics, Inc.*	6,769	21,729
Auxilium Pharmaceuticals, Inc.*	14,898	446,642
AVANIR Pharmaceuticals, Inc. "A"* (a)	19,980	37,962
Biodel, Inc.*	4,905	21,288
BioMimetic Therapeutics, Inc.*	4,736	56,500
BMP Sunstone Corp.* (a)	10,642	60,553
Cadence Pharmaceuticals, Inc.* (a)	8,400	81,228
Caraco Pharmaceutical Laboratories Ltd.*	3,300	19,932
Cornerstone Therapeutics, Inc.*	2,025	12,353
Cumberland Pharmaceuticals, Inc.*	2,656	36,095
Cypress Bioscience, Inc.* (a)	13,200	76,032
DepoMed, Inc.*	16,100	53,935
Discovery Laboratories, Inc.*	39,186	24,628
Durect Corp.*	26,400	65,208
Hi-Tech Pharmacal Co., Inc.*	2,511	70,434
Impax Laboratories, Inc.*	18,477	251,287
Inspire Pharmaceuticals, Inc.*	20,182	111,405
Ista Pharmaceuticals, Inc.*	10,931	49,845
Javelin Pharmaceuticals, Inc.*	14,900	19,370
K-V Pharmaceutical Co. "A"* (a)	12,950	47,527
Lannett Co., Inc.*	3,149	18,611
MAP Pharmaceuticals, Inc.*	2,708	25,807
Matrixx Initiatives, Inc.*	3,744	15,800
Medicines Co.*	17,383	144,974
Medicis Pharmaceutical Corp. "A"	18,710	506,106
MiddleBrook Pharmaceuticals, Inc.* (a)	14,000	7,140
Nektar Therapeutics*	27,843	259,497
Obagi Medical Products, Inc.*	5,800	69,600
Optimer Pharmaceuticals, Inc.*	9,620	108,514
Pain Therapeutics, Inc.*	12,000	64,320
Par Pharmaceutical Companies, Inc.*	11,508	311,406
POZEN, Inc.*	8,900	53,311
Questcor Pharmaceuticals, Inc.*	19,107	90,758
Repros Therapeutics, Inc.*	2,944	2,345
Salix Pharmaceuticals Ltd.*	17,191	436,651
Santarus, Inc.*	16,933	78,230
Sucampo Pharmaceuticals, Inc. "A"*	3,421	13,821
SuperGen, Inc.*	19,104	50,052
ViroPharma, Inc.*	25,571	214,541
VIVUS, Inc.* (a)	26,395	242,570
XenoPort, Inc.*	9,202	170,789
		4,582,385
Industrials 15.5%
Aerospace & Defense 1.7%
AAR Corp.*	12,003	275,829
Aerovironment, Inc.*	4,432	128,883
American Science & Engineering, Inc.	2,693	204,237
Applied Signal Technology, Inc.	4,301	82,966
Argon ST, Inc.*	4,683	101,715
Ascent Solar Technologies, Inc.* (a)	5,087	26,961
Astronics Corp.*	2,973	25,419
Ceradyne, Inc.*	8,575	164,726
Cubic Corp.	5,172	192,916
Curtiss-Wright Corp.	14,157	443,397
DigitalGlobe, Inc.*	4,865	117,733
Ducommun, Inc.	3,300	61,743
DynCorp International, Inc. "A"*	8,200	117,670
Esterline Technologies Corp.*	9,550	389,354
GenCorp, Inc.*	16,583	116,081
GeoEye, Inc.*	5,434	151,500
	Shares	Value ($)

Global Defense Technology & Systems, Inc.*	1,740	28,640
HEICO Corp.	6,983	309,556
Herley Industries, Inc.*	4,387	60,936
Hexcel Corp.*	30,455	395,306
Ladish Co., Inc.*	5,400	81,432
LMI Aerospace, Inc.*	2,600	34,580
Moog, Inc. "A"*	14,593	426,553
Orbital Sciences Corp.*	17,207	262,579
Stanley, Inc.*	3,805	104,295
Taser International, Inc.*	20,400	89,352
Teledyne Technologies, Inc.*	11,762	451,190
Todd Shipyards Corp.	1,795	30,084
Triumph Group, Inc. (a)	5,100	246,075
		5,121,708
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	18,361	48,473
Atlas Air Worldwide Holdings, Inc.*	6,443	240,002
Dynamex, Inc.*	3,157	57,142
Forward Air Corp.	8,679	217,409
Hub Group, Inc. "A"*	11,309	303,420
Pacer International, Inc.* (a)	11,700	36,972
		903,418
Airlines 0.9%
AirTran Holdings, Inc.* (a)	43,344	226,256
Alaska Air Group, Inc.*	11,251	388,834
Allegiant Travel Co.*	5,094	240,284
Hawaiian Holdings, Inc.*	17,208	120,456
JetBlue Airways Corp.* (a)	78,175	426,054
Republic Airways Holdings, Inc.*	11,579	85,569
SkyWest, Inc. (a)	17,152	290,212
UAL Corp.* (a)	53,815	694,751
US Airways Group, Inc.*	52,933	256,196
		2,728,612
Building Products 0.6%
AAON, Inc. (a)	4,153	80,942
American Woodmark Corp.	3,400	66,912
Ameron International Corp.	3,086	195,838
Apogee Enterprises, Inc.	9,343	130,802
Builders FirstSource, Inc.* (a)	10,673	41,091
Gibraltar Industries, Inc.*	7,769	122,206
Griffon Corp.*	14,598	178,388
Insteel Industries, Inc. (a)	5,800	75,400
NCI Building Systems, Inc.*	29,047	52,575
Quanex Building Products Corp.	11,083	188,078
Simpson Manufacturing Co., Inc. (a)	12,600	338,814
Trex Co., Inc.*	5,400	105,840
Universal Forest Products, Inc.	5,790	213,130
		1,790,016
Commercial Services & Supplies 2.4%
ABM Industries, Inc. (a)	14,871	307,235
Acco Brands Corp.*	18,195	132,460
American Ecology Corp.	6,031	102,768
American Reprographics Co.*	12,149	85,165
AMREP Corp.* (a)	800	10,960
APAC Customer Services, Inc.* (a)	8,339	49,700
ATC Technology Corp.*	5,653	134,824
Bowne & Co., Inc.	12,793	85,457
Cenveo, Inc.*	15,962	139,668
Clean Harbors, Inc.*	6,803	405,527
Consolidated Graphics, Inc.*	3,300	115,566
Cornell Companies, Inc.*	3,600	81,720
	Shares	Value ($)

Courier Corp.	3,250	46,313
Deluxe Corp.	16,823	248,812
EnergySolutions	25,503	216,520
EnerNOC, Inc.*	4,819	146,449
Ennis, Inc.	8,596	144,327
Fuel Tech, Inc.* (a)	5,900	48,203
G & K Services, Inc. "A"	6,172	155,102
Healthcare Services Group, Inc.	14,578	312,844
Heritage-Crystal Clean, Inc.*	637	6,663
Herman Miller, Inc.	16,510	263,830
HNI Corp. (a)	14,122	390,191
ICT Group, Inc.*	3,400	55,522
Innerworkings, Inc.*	8,691	51,277
Interface, Inc. "A"	16,041	133,301
Kimball International, Inc. "B"	10,100	86,052
Knoll, Inc.	15,541	160,539
M&F Worldwide Corp.*	3,600	142,200
McGrath Rentcorp.	7,800	174,408
Metalico, Inc.* (a)	8,400	41,328
Mine Safety Appliances Co.	8,006	212,399
Mobile Mini, Inc.*	11,751	165,572
Multi-Color Corp.	3,300	40,293
North American Galvanizing & Coatings, Inc.*	4,004	19,419
Perma-Fix Environmental Services, Inc.*	17,632	40,025
Rollins, Inc. (a)	13,444	259,200
Schawk, Inc.	4,900	66,640
Standard Parking Corp.*	2,377	37,747
Standard Register Co. (a)	5,456	27,826
Steelcase, Inc. "A"	23,598	150,083
Sykes Enterprises, Inc.*	10,696	272,427
Team, Inc.*	5,268	99,091
Tetra Tech, Inc.*	18,890	513,241
The Geo Group, Inc.*	16,347	357,672
United Stationers, Inc.*	7,401	420,747
Viad Corp.	6,881	141,955
Waste Services, Inc.*	6,668	60,745
		7,360,013
Construction & Engineering 0.9%
Argan, Inc.*	2,332	33,557
Comfort Systems USA, Inc.	12,725	157,026
Dycom Industries, Inc.*	12,874	103,378
EMCOR Group, Inc.*	20,673	556,104
Furmanite Corp.*	12,033	45,846
Granite Construction, Inc. (a)	10,960	368,914
Great Lakes Dredge & Dock Co.	13,297	86,165
Insituform Technologies, Inc. "A"*	12,786	290,498
Integrated Electrical Services, Inc.*	2,254	13,186
Layne Christensen Co.*	6,438	184,835
MasTec, Inc.*	17,233	215,412
Michael Baker Corp.*	2,529	104,701
MYR Group, Inc.*	5,680	102,694
Northwest Pipe Co.*	3,200	85,952
Orion Marine Group, Inc.*	8,800	185,328
Pike Electric Corp.*	5,308	49,258
Primoris Services Corp.	3,125	24,906
Sterling Construction Co., Inc.*	4,300	82,474
Tutor Perini Corp.*	8,534	154,295
		2,844,529
Electrical Equipment 2.2%
A.O. Smith Corp. (a)	7,168	311,019
Acuity Brands, Inc. (a)	13,647	486,379
	Shares	Value ($)

Advanced Battery Technologies, Inc.* (a)	15,400	61,600
American Superconductor Corp.* (a)	13,632	557,549
AZZ, Inc.*	4,016	131,323
Baldor Electric Co. (a)	14,663	411,884
Belden, Inc.	14,572	319,418
Brady Corp. "A"	14,957	448,860
Broadwind Energy, Inc.*	10,474	84,735
Chase Corp.	1,840	21,730
China BAK Battery, Inc.* (a)	11,800	32,804
Encore Wire Corp.	6,127	129,096
Ener1, Inc.* (a)	15,938	101,047
Energy Conversion Devices, Inc.* (a)	15,310	161,827
EnerSys*	13,275	290,324
Evergreen Solar, Inc.* (a)	64,608	97,558
Franklin Electric Co., Inc.	7,600	221,008
FuelCell Energy, Inc.* (a)	21,900	82,344
Fushi Copperweld, Inc.*	5,100	51,612
GrafTech International Ltd.*	37,909	589,485
GT Solar International, Inc.* (a)	10,371	57,663
Harbin Electric, Inc.* (a)	4,868	99,989
II-VI, Inc.*	8,200	260,760
LaBarge, Inc.*	4,103	49,441
LSI Industries, Inc.	6,275	49,447
Microvision, Inc.* (a)	30,662	97,199
Orion Energy Systems, Inc.*	5,446	23,908
Polypore International, Inc.*	7,565	90,023
Powell Industries, Inc.*	2,711	85,478
Power-One, Inc.* (a)	24,952	108,541
PowerSecure International, Inc.*	5,412	39,021
Preformed Line Products Co.	800	35,040
Regal-Beloit Corp. (a)	11,220	582,767
SatCon Technology Corp.* (a)	16,612	46,846
Ultralife Corp.*	4,000	17,280
Valence Technology, Inc.* (a)	16,500	15,015
Vicor Corp.*	6,305	58,636
Woodward Governor Co.	19,363	498,984
		6,807,640
Industrial Conglomerates 0.3%
Otter Tail Corp. (a)	10,864	269,427
Raven Industries, Inc.	4,630	147,095
Seaboard Corp.	109	147,041
Standex International Corp.	4,008	80,521
Tredegar Corp.	9,870	156,143
United Capital Corp.*	400	9,528
		809,755
Machinery 2.7%
3D Systems Corp.*	5,900	66,670
Actuant Corp. "A"	20,883	386,962
Alamo Group, Inc. (a)	1,800	30,870
Albany International Corp. "A"	8,952	201,062
Altra Holdings, Inc.*	7,039	86,932
American Railcar Industries, Inc.	3,400	37,468
Ampco-Pittsburgh Corp.	3,000	94,590
Astec Industries, Inc.*	6,067	163,445
Badger Meter, Inc. (a)	4,988	198,622
Barnes Group, Inc.	14,063	237,665
Blount International, Inc.*	12,802	129,300
Briggs & Stratton Corp.	16,400	306,844
Cascade Corp.	2,953	81,178
Chart Industries, Inc.*	9,500	157,225
China Fire & Security Group, Inc.* (a)	4,594	62,157
CIRCOR International, Inc.	5,679	142,997
	Shares	Value ($)

CLARCOR, Inc.	15,931	516,802
Colfax Corp.*	7,500	90,300
Columbus McKinnon Corp.*	6,600	90,156
Duoyuan Printing, Inc.*	3,012	24,247
Dynamic Materials Corp.	4,500	90,225
Energy Recovery, Inc.* (a)	11,064	76,120
EnPro Industries, Inc.*	6,600	174,306
ESCO Technologies, Inc.	8,599	308,274
Federal Signal Corp.	16,269	97,939
Flanders Corp.*	5,240	23,370
Flow International Corp.*	11,800	36,344
Force Protection, Inc.*	24,030	125,196
FreightCar America, Inc.	4,189	83,068
Gorman-Rupp Co. (a)	4,757	131,483
Graham Corp.	3,600	74,520
Greenbrier Companies, Inc.	5,459	56,664
Hurco Companies, Inc.*	2,400	35,520
John Bean Technologies Corp.	9,203	156,543
K-Tron International, Inc.*	800	86,992
Kadant, Inc.*	2,273	36,277
Kaydon Corp.	10,552	377,340
L.B. Foster Co. "A"*	3,400	101,354
Lindsay Corp. (a)	4,150	165,378
Met-Pro Corp.	4,600	48,852
Middleby Corp.*	5,427	266,032
Miller Industries, Inc.*	3,148	35,730
Mueller Industries, Inc.	11,477	285,089
Mueller Water Products, Inc. "A"	50,551	262,865
NACCO Industries, Inc. "A"	1,725	85,905
Nordson Corp.	10,605	648,814
Omega Flex, Inc. (a)	800	11,200
PMFG, Inc.*	4,000	64,840
Portec Rail Products, Inc.	2,033	21,773
RBC Bearings, Inc.*	6,227	151,503
Robbins & Myers, Inc.	8,900	209,328
Sauer-Danfoss, Inc.*	4,188	50,298
SmartHeat, Inc.*	2,166	31,450
Sun Hydraulics Corp. (a)	4,050	106,313
Tecumseh Products Co. "A"*	6,121	71,554
Tennant Co.	6,217	162,823
The Eastern Co.	1,890	25,383
Titan International, Inc. (a)	12,241	99,275
TriMas Corp.*	4,790	32,428
Twin Disc, Inc.	3,300	34,452
Watts Water Technologies, Inc. "A"	9,119	281,959
		8,330,271
Marine 0.2%
American Commercial Lines, Inc.*	2,968	54,403
Eagle Bulk Shipping, Inc.* (a)	21,171	104,797
Genco Shipping & Trading Ltd.* (a)	8,466	189,469
Horizon Lines, Inc. "A"	9,164	51,044
International Shipholding Corp.	1,844	57,293
TBS International Ltd. "A"* (a)	4,352	31,987
Ultrapetrol Bahamas Ltd.*	7,200	34,272
		523,265
Professional Services 1.5%
Acacia Research*	10,598	96,548
Administaff, Inc.	6,980	164,658
Barrett Business Services, Inc.	2,358	28,980
CBIZ, Inc.*	14,728	113,406
CDI Corp.	3,926	50,842
COMSYS IT Partners, Inc.*	5,274	46,886
Corporate Executive Board Co.	10,329	235,708
	Shares	Value ($)

CoStar Group, Inc.* (a)	6,033	251,998
CRA International, Inc.*	3,700	98,605
Diamond Management & Technology Consultants, Inc.	7,599	56,005
Exponent, Inc.*	4,500	125,280
Franklin Covey Co.*	4,046	25,490
GP Strategies Corp.*	4,947	37,251
Heidrick & Struggles International, Inc.	5,644	176,318
Hill International, Inc.*	7,997	49,901
Huron Consulting Group, Inc.*	7,194	165,750
ICF International, Inc.*	2,898	77,666
Kelly Services, Inc. "A"*	8,600	102,598
Kforce, Inc.*	9,400	117,500
Korn/Ferry International*	13,294	219,351
Mistras Group, Inc.*	1,942	29,246
MPS Group, Inc.*	29,069	399,408
Navigant Consulting, Inc.*	15,086	224,178
Odyssey Marine Exploration, Inc.*	16,500	23,265
On Assignment, Inc.*	11,900	85,085
Resources Connection, Inc.*	13,994	296,953
School Specialty, Inc.*	6,200	145,018
Spherion Corp.*	13,157	73,942
The Advisory Board Co.*	5,205	159,585
TrueBlue, Inc.*	14,411	213,427
Volt Information Sciences, Inc.*	4,400	44,000
VSE Corp.	1,200	54,096
Watson Wyatt Worldwide, Inc. "A"	13,515	642,233
		4,631,177
Road & Rail 1.0%
AMERCO*	3,000	149,160
Arkansas Best Corp. (a)	7,636	224,728
Avis Budget Group, Inc.*	31,640	415,117
Celadon Group, Inc.*	7,400	80,290
Dollar Thrifty Automotive Group, Inc.*	8,772	224,651
Genesee & Wyoming, Inc. "A"*	12,207	398,437
Heartland Express, Inc. (a)	17,390	265,545
Knight Transportation, Inc. (a)	18,873	364,060
Marten Transport Ltd.*	5,083	91,240
Old Dominion Freight Line, Inc.*	8,342	256,099
Patriot Transportation Holding, Inc.*	400	37,784
RailAmerica, Inc.*	5,852	71,394
Saia, Inc.*	4,549	67,416
Universal Truckload Services, Inc.	2,210	40,001
USA Truck, Inc.*	2,424	30,349
Werner Enterprises, Inc. (a)	14,270	282,403
YRC Worldwide, Inc.* (a)	18,500	15,536
		3,014,210
Trading Companies & Distributors 0.8%
Aceto Corp.	8,081	41,617
Aircastle Ltd.	15,479	152,468
Applied Industrial Technologies, Inc.	13,950	307,876
Beacon Roofing Supply, Inc.* (a)	13,319	213,104
BlueLinx Holdings, Inc.*	3,450	9,556
DXP Enterprises, Inc.*	2,600	33,982
H&E Equipment Services, Inc.*	7,297	76,546
Houston Wire & Cable Co. (a)	5,900	70,210
Interline Brands, Inc.*	9,437	162,977
Kaman Corp.	7,659	176,846
Lawson Products, Inc.	1,100	19,415
RSC Holdings, Inc.* (a)	16,194	114,006
	Shares	Value ($)

Rush Enterprises, Inc. "A"*	10,540	125,321
TAL International Group, Inc.	4,924	65,145
Textainer Group Holdings Ltd.	2,700	45,630
Titan Machinery, Inc.* (a)	4,470	51,584
United Rentals, Inc.*	19,884	195,062
Watsco, Inc. (a)	8,260	404,575
Willis Lease Finance Corp.*	1,424	21,360
		2,287,280
Transportation Infrastructure 0.0%
CAI International, Inc.*	2,942	26,566
Information Technology 17.9%
Communications Equipment 3.0%
3Com Corp.*	123,109	923,318
Acme Packet, Inc.*	13,023	143,253
ADC Telecommunications, Inc.*	32,381	201,086
ADTRAN, Inc.	18,141	409,080
Airvana, Inc.* (a)	8,143	61,887
Anaren, Inc.*	4,870	73,294
Arris Group, Inc.*	38,590	441,084
Aruba Networks, Inc.* (a)	19,880	211,921
Bel Fuse, Inc. "B"	1,943	41,755
BigBand Networks, Inc.*	12,600	43,344
Black Box Corp.	4,992	141,473
Blue Coat Systems, Inc.*	12,358	352,697
Cogo Group, Inc.*	4,890	36,039
Communications Systems, Inc.	1,771	22,031
Comtech Telecommunications Corp.* (a)	9,028	316,431
DG Fastchannel, Inc.*	6,909	192,968
Digi International, Inc.*	8,000	72,960
EMCORE Corp.* (a)	24,473	26,186
EMS Technologies, Inc.*	5,000	72,500
Emulex Corp.*	25,497	277,917
Extreme Networks, Inc.*	29,800	85,526
Globecomm Systems, Inc.*	6,761	52,871
Harmonic, Inc.*	31,637	200,262
Harris Stratex Networks, Inc. "A"*	19,500	134,745
Hughes Communications, Inc.*	2,928	76,216
Infinera Corp.* (a)	25,428	225,546
InterDigital, Inc.* (a)	13,506	358,449
Ixia*	10,311	76,714
KVH Industries, Inc.*	4,433	65,387
Loral Space & Communications, Inc.*	3,722	117,652
NETGEAR, Inc.*	10,363	224,774
Network Equipment Technologies, Inc.*	9,355	37,888
Oplink Communications, Inc.*	6,750	110,633
OpNext, Inc.*	7,700	14,630
Palm, Inc.* (a)	51,824	520,313
ParkerVision, Inc.*	9,458	17,308
PC-Tel, Inc.*	6,200	36,704
Plantronics, Inc.	15,554	404,093
Polycom, Inc.*	26,271	655,987
Powerwave Technologies, Inc.*	43,894	55,306
Riverbed Technology, Inc.* (a)	17,235	395,888
SeaChange International, Inc.*	11,000	72,270
ShoreTel, Inc.*	14,764	85,336
Sonus Networks, Inc.* (a)	68,918	145,417
Sycamore Networks, Inc.	6,462	135,120
Symmetricom, Inc.*	9,854	51,241
Tekelec*	21,500	328,520
	Shares	Value ($)

UTStarcom, Inc.* (a)	37,400	81,906
ViaSat, Inc.*	7,992	253,986
		9,081,912
Computers & Peripherals 0.8%
3PAR, Inc.* (a)	9,155	108,487
ActivIdentity Corp.*	14,590	34,286
Adaptec, Inc.*	40,600	136,010
Avid Technology, Inc.* (a)	9,300	118,668
Compellent Technologies, Inc.*	5,572	126,373
Cray, Inc.*	11,300	72,546
Electronics for Imaging, Inc.*	14,485	188,450
Imation Corp.*	9,500	82,840
Immersion Corp.*	10,400	47,528
Intermec, Inc.*	19,564	251,593
Intevac, Inc.*	7,200	82,584
Isilon Systems, Inc.*	8,304	56,965
Netezza Corp.*	15,794	153,202
Novatel Wireless, Inc.*	10,200	81,294
Quantum Corp.*	66,100	193,673
Rimage Corp.*	3,137	54,396
Silicon Graphics International Corp.*	10,300	72,203
STEC, Inc.* (a)	8,118	132,648
Stratasys, Inc.*	6,700	115,776
Super Micro Computer, Inc.*	7,200	80,064
Synaptics, Inc.* (a)	10,620	325,503
		2,515,089
Electronic Equipment, Instruments & Components 2.1%
Agilysys, Inc.	5,675	51,643
Anixter International, Inc.*	9,304	438,218
Benchmark Electronics, Inc.*	20,610	389,735
Brightpoint, Inc.*	16,673	122,547
Checkpoint Systems, Inc.*	11,348	173,057
China Security & Surveillance Technology, Inc.* (a)	14,314	109,359
Cogent, Inc.*	14,321	148,795
Cognex Corp.	11,863	210,212
Coherent, Inc.*	6,382	189,737
Comverge, Inc.* (a)	6,718	75,510
CPI International, Inc.*	2,800	37,072
CTS Corp.	11,090	106,686
Daktronics, Inc.	11,000	101,310
DDi Corp.*	4,353	21,286
DTS, Inc.*	5,761	197,084
Echelon Corp.* (a)	10,790	124,732
Electro Rent Corp.	4,250	49,045
Electro Scientific Industries, Inc.*	9,056	97,986
FARO Technologies, Inc.*	4,611	98,860
ICx Technologies, Inc.*	3,800	36,176
Insight Enterprises, Inc.*	15,362	175,434
IPG Photonics Corp.*	7,645	127,977
L-1 Identity Solutions, Inc.*	25,196	188,718
Littelfuse, Inc.*	6,477	208,236
Maxwell Technologies, Inc.* (a)	7,476	133,372
Measurement Specialties, Inc.*	4,637	46,602
Mercury Computer Systems, Inc.*	7,527	82,872
Methode Electronics, Inc. "A"	12,556	108,986
MTS Systems Corp.	5,600	160,944
Multi-Fineline Electronix, Inc.*	3,238	91,862
Newport Corp.*	11,900	109,361
OSI Systems, Inc.*	5,100	139,128
PAR Technology Corp.*	2,464	14,242
Park Electrochemical Corp.	6,787	187,593
PC Connection, Inc.*	2,400	16,200
	Shares	Value ($)

PC Mall, Inc.*	3,500	18,270
Plexus Corp.*	12,383	352,916
RadiSys Corp.*	7,474	71,377
RAE Systems, Inc.*	12,612	13,873
Rofin-Sinar Technologies, Inc.*	8,642	204,038
Rogers Corp.*	5,200	157,612
ScanSource, Inc.*	8,523	227,564
Smart Modular Technologies (WWH), Inc.*	13,400	84,286
Spectrum Control, Inc.*	4,034	38,202
SYNNEX Corp.*	6,452	197,818
Technitrol, Inc.	13,727	60,124
TTM Technologies, Inc.*	12,511	144,252
Universal Display Corp.* (a)	9,815	121,313
X-Rite, Inc.*	7,808	17,021
Zygo Corp.*	4,200	28,266
		6,307,509
Internet Software & Services 1.8%
Ancestry.com, Inc.*	1,793	25,120
Archipelago Learning, Inc.*	1,675	34,673
Art Technology Group, Inc.*	42,100	189,871
comScore, Inc.*	7,210	126,535
Constant Contact, Inc.*	8,032	128,512
DealerTrack Holdings, Inc.*	11,217	210,767
Dice Holdings, Inc.*	5,000	32,750
Digital River, Inc.*	12,573	339,345
DivX, Inc.*	10,606	59,818
EarthLink, Inc.	33,393	277,496
GSI Commerce, Inc.*	9,390	238,412
Imergent, Inc.	2,421	14,695
InfoSpace, Inc.*	9,051	77,567
Innodata Isogen, Inc.*	6,834	37,860
Internap Network Services Corp.*	17,930	84,271
Internet Brands, Inc. "A"* (a)	9,030	70,705
Internet Capital Group, Inc.*	12,300	81,795
iPass, Inc.*	15,942	16,580
j2 Global Communications, Inc.*	14,715	299,450
Keynote Systems, Inc.	4,200	45,822
Limelight Networks, Inc.*	10,780	42,365
Liquidity Services, Inc.*	4,900	49,343
LivePerson, Inc.*	13,480	93,956
LogMeIn, Inc.*	2,437	48,618
LoopNet, Inc.*	7,185	71,419
Marchex, Inc. "B"	6,600	33,528
MercadoLibre, Inc.*	8,111	420,718
ModusLink Global Solutions, Inc.*	15,310	144,067
Move, Inc.*	51,757	85,917
NIC, Inc.	16,841	153,927
OpenTable, Inc.*	1,095	27,879
Openwave Systems, Inc.*	27,507	62,716
Perficient, Inc.*	9,600	80,928
Rackspace Hosting, Inc.* (a)	20,999	437,829
RealNetworks, Inc.*	28,600	106,106
Saba Software, Inc.*	7,942	32,880
SAVVIS, Inc.*	12,000	168,600
Support.com, Inc.*	13,900	36,696
Switch & Data Facilities Co.* (a)	6,600	133,386
TechTarget, Inc.*	3,400	19,142
Terremark Worldwide, Inc.*	17,928	122,628
The Knot, Inc.*	10,300	103,721
Travelzoo, Inc.* (a)	1,743	21,421
United Online, Inc.	24,803	178,334
ValueClick, Inc.*	27,650	279,818
	Shares	Value ($)

Vocus, Inc.*	5,600	100,800
Web.com Group, Inc.*	8,900	58,117
Zix Corp.* (a)	20,485	35,029
		5,541,932
IT Services 2.1%
Acxiom Corp.*	20,841	279,686
CACI International, Inc. "A"*	9,452	461,730
Cass Information Systems, Inc.	2,724	82,810
China Information Security Technology, Inc.*	8,580	52,853
CIBER, Inc.*	22,658	78,170
Computer Task Group, Inc.*	4,676	37,455
CSG Systems International, Inc.*	10,384	198,231
CyberSource Corp.* (a)	21,431	430,977
Dynamics Research Corp.*	2,685	28,488
Echo Global Logistics, Inc.*	2,024	25,685
eLoyalty Corp.*	2,008	13,795
Euronet Worldwide, Inc.* (a)	15,444	338,996
Exlservice Holdings, Inc.*	3,895	70,733
Forrester Research, Inc.*	5,200	134,940
Gartner, Inc.*	19,329	348,695
Global Cash Access Holdings, Inc.*	10,296	77,117
Heartland Payment Systems, Inc.	12,530	164,519
iGATE Corp.	7,431	74,310
infoGROUP, Inc.*	11,299	90,618
Information Services Group, Inc.*	7,395	23,442
Integral Systems, Inc.*	3,400	29,444
Lionbridge Technologies, Inc.*	18,628	42,844
ManTech International Corp. "A"*	6,810	328,787
MAXIMUS, Inc.	5,327	266,350
MoneyGram International, Inc.* (a)	26,867	77,377
NCI, Inc. "A"*	2,128	58,839
Ness Technologies, Inc.*	12,800	62,720
Online Resources Corp.*	8,500	44,710
RightNow Technologies, Inc.*	6,050	105,088
Sapient Corp.*	25,177	208,214
SRA International, Inc. "A"*	13,904	265,566
StarTek, Inc.*	3,805	28,461
Syntel, Inc.	4,270	162,388
TeleTech Holdings, Inc.*	10,888	218,087
The Hackett Group, Inc.*	12,400	34,472
Tier Technologies, Inc. "B"*	5,650	45,200
TNS, Inc.*	8,284	212,816
Unisys Corp.*	13,621	525,226
VeriFone Holdings, Inc.* (a)	22,250	364,455
Virtusa Corp.*	4,203	38,079
Wright Express Corp.*	11,882	378,561
		6,510,934
Semiconductors & Semiconductor Equipment 3.6%
Actel Corp.*	6,797	80,748
Advanced Analogic Technologies, Inc.*	14,154	55,767
Advanced Energy Industries, Inc.*	10,982	165,609
Amkor Technology, Inc.* (a)	36,081	258,340
ANADIGICS, Inc.*	21,044	88,806
Applied Micro Circuits Corp.*	22,088	164,997
Atheros Communications*	20,371	697,503
ATMI, Inc.*	9,157	170,503
Brooks Automation, Inc.*	18,225	156,371
Cabot Microelectronics Corp.*	7,897	260,285
Cavium Networks, Inc.* (a)	12,113	288,653
CEVA, Inc.*	6,200	79,732
Cirrus Logic, Inc.*	21,500	146,630
	Shares	Value ($)

Cohu, Inc.	7,483	104,388
Cymer, Inc.*	9,763	374,704
Diodes, Inc.*	10,706	218,938
DSP Group, Inc.*	7,600	42,788
Entegris, Inc.*	42,748	225,709
Entropic Communications, Inc.*	17,405	53,433
Exar Corp.*	11,876	84,438
FEI Co.*	11,650	272,144
FormFactor, Inc.*	15,098	328,532
GSI Technology, Inc.*	5,571	24,958
Hittite Microwave Corp.*	7,346	299,349
IXYS Corp.*	7,900	58,618
Kopin Corp.*	21,800	91,124
Kulicke & Soffa Industries, Inc.*	20,382	109,859
Lattice Semiconductor Corp.*	38,100	102,870
MEMSIC, Inc.*	4,655	15,268
Micrel, Inc. (a)	15,100	123,820
Microsemi Corp.*	25,329	449,590
Microtune, Inc.*	16,500	37,290
MIPS Technologies, Inc.*	9,606	41,978
MKS Instruments, Inc.*	15,821	275,444
Monolithic Power Systems, Inc.*	10,312	247,179
Netlogic Microsystems, Inc.* (a)	6,033	279,087
NVE Corp.*	1,553	64,154
OmniVision Technologies, Inc.*	16,841	244,700
Pericom Semiconductor Corp.*	8,200	94,546
Photronics, Inc.*	13,946	62,060
PLX Technology, Inc.*	10,985	35,482
Power Integrations, Inc.	7,290	265,064
RF Micro Devices, Inc.*	82,348	392,800
Rubicon Technology, Inc.* (a)	4,200	85,302
Rudolph Technologies, Inc.*	10,155	68,242
Semtech Corp.*	20,124	342,309
Sigma Designs, Inc.* (a)	8,939	95,647
Silicon Image, Inc.*	25,100	64,758
Silicon Storage Technology, Inc.*	13,838	35,425
Skyworks Solutions, Inc.*	53,321	756,625
Standard Microsystems Corp.*	7,261	150,884
Supertex, Inc.*	3,648	108,710
Techwell, Inc.*	5,200	68,640
Tessera Technologies, Inc.*	15,084	351,005
Trident Microsystems, Inc.*	22,400	41,664
TriQuint Semiconductor, Inc.*	48,670	292,020
Ultratech, Inc.*	7,928	117,810
Veeco Instruments, Inc.*	12,083	399,222
Virage Logic Corp.*	4,937	27,154
Volterra Semiconductor Corp.*	7,600	145,312
White Electronic Designs Corp.*	7,034	32,849
Zoran Corp.*	14,486	160,070
		10,977,906
Software 4.5%
ACI Worldwide, Inc.*	10,262	175,993
Actuate Corp.*	14,800	63,344
Advent Software, Inc.* (a)	5,100	207,723
American Software, Inc. "A"	6,800	40,800
ArcSight, Inc.*	6,375	163,073
Ariba, Inc.*	27,729	347,167
AsiaInfo Holdings, Inc.*	9,788	298,240
Blackbaud, Inc. (a)	13,370	315,933
Blackboard, Inc.*	9,887	448,771
Bottomline Technologies, Inc.*	8,300	145,831
Callidus Software, Inc.*	9,100	27,482
China TransInfo Technology Corp.*	2,844	23,236
	Shares	Value ($)

Chordiant Software, Inc.*	11,380	31,295
Commvault Systems, Inc.*	12,906	305,743
Concur Technologies, Inc.* (a)	12,555	536,726
Deltek, Inc.*	4,720	36,722
DemandTec, Inc.*	6,500	57,005
Double-Take Software, Inc.*	3,672	36,683
Ebix, Inc.* (a)	2,234	109,086
Epicor Software Corp.*	15,615	118,986
EPIQ Systems, Inc.* (a)	10,800	151,092
ePlus, Inc.*	1,066	17,600
Fair Isaac Corp. (a)	14,888	317,263
FalconStor Software, Inc.*	12,193	49,504
Fortinet, Inc.*	4,183	73,495
GSE Systems, Inc.*	5,077	27,822
i2 Technologies, Inc.* (a)	5,500	105,160
Informatica Corp.*	27,726	716,994
Interactive Intelligence, Inc.*	4,200	77,448
Jack Henry & Associates, Inc.	26,587	614,691
JDA Software Group, Inc.*	8,807	224,314
Kenexa Corp.*	7,433	97,001
Lawson Software, Inc.*	43,401	288,617
Manhattan Associates, Inc.*	6,656	159,944
Mentor Graphics Corp.*	29,420	259,779
MicroStrategy, Inc. "A"*	2,737	257,333
Monotype Imaging Holdings, Inc.*	7,097	64,086
Net 1 UEPS Technologies, Inc.*	10,207	198,220
NetScout Systems, Inc.*	6,797	99,508
NetSuite, Inc.* (a)	5,484	87,634
OpenTV Corp. "A"*	26,600	36,176
OPNET Technologies, Inc.	4,186	51,027
Parametric Technology Corp.*	37,700	616,018
Pegasystems, Inc.	5,017	170,578
Pervasive Software, Inc.*	4,735	22,823
Phoenix Technologies Ltd.*	10,100	27,775
Progress Software Corp.*	13,381	390,859
PROS Holdings, Inc.*	6,260	64,791
QAD, Inc.	3,400	20,774
Quest Software, Inc.*	18,646	343,086
Radiant Systems, Inc.*	9,097	94,609
Renaissance Learning, Inc.	2,200	24,992
Rosetta Stone, Inc.* (a)	2,203	39,544
S1 Corp.*	17,650	115,078
Smith Micro Software, Inc.*	9,500	86,830
Solarwinds, Inc.* (a)	4,121	94,824
Solera Holdings, Inc.	22,626	814,762
SonicWALL, Inc.*	17,800	135,458
Sourcefire, Inc.*	7,366	197,041
SRS Labs, Inc.*	3,541	25,956
SuccessFactors, Inc.*	14,888	246,843
Symyx Technologies, Inc.*	11,470	63,085
Synchronoss Technologies, Inc.*	5,078	80,283
Take-Two Interactive Software, Inc. (a)	26,907	270,415
Taleo Corp. "A"*	12,313	289,602
TeleCommunication Systems, Inc. "A"*	12,735	123,275
THQ, Inc.* (a)	22,281	112,296
TIBCO Software, Inc.*	55,103	530,642
TiVo, Inc.*	34,500	351,210
Tyler Technologies, Inc.*	9,211	183,391
Ultimate Software Group, Inc.* (a)	8,100	237,897
Unica Corp.*	4,100	31,775
VASCO Data Security International, Inc.*	8,822	55,314
	Shares	Value ($)

Websense, Inc.*	13,353	233,143
		13,559,516
Materials 4.7%
Chemicals 2.2%
A. Schulman, Inc.	6,579	132,764
American Vanguard Corp. (a)	6,533	54,224
Ampal-American Israel Corp. "A"* (a)	6,562	17,717
Arch Chemicals, Inc.	7,930	244,878
Balchem Corp.	5,372	180,016
Calgon Carbon Corp.* (a)	16,669	231,699
China Green Agriculture, Inc.* (a)	3,280	48,216
Ferro Corp.	25,895	213,375
H.B. Fuller Co.	15,993	363,841
Hawkins, Inc. (a)	2,826	61,692
ICO, Inc.	8,000	58,480
Innophos Holdings, Inc.	5,733	131,802
Innospec, Inc.	8,100	81,729
Koppers Holdings, Inc.	6,856	208,697
Landec Corp.*	8,547	53,333
LSB Industries, Inc.*	5,800	81,780
Minerals Technologies, Inc.	6,054	329,761
NewMarket Corp.	3,159	362,559
NL Industries, Inc.	1,832	12,714
Olin Corp.	24,744	433,515
OM Group, Inc.*	10,116	317,541
Omnova Solutions, Inc.*	14,403	88,290
PolyOne Corp.*	30,062	224,563
Quaker Chemical Corp.	2,607	53,809
Rockwood Holdings, Inc.*	15,182	357,688
Sensient Technologies Corp.	15,101	397,156
ShengdaTech, Inc.* (a)	9,400	57,622
Solutia, Inc.*	37,149	471,792
Spartech Corp.	10,200	104,652
Stepan Co.	2,438	158,007
STR Holdings, Inc.* (a)	3,240	50,900
W.R. Grace & Co.*	22,845	579,121
Westlake Chemical Corp. (a)	6,491	161,821
Zep, Inc.	7,176	124,288
Zoltek Companies, Inc.* (a)	9,700	92,150
		6,542,192
Construction Materials 0.1%
Headwaters, Inc.*	18,748	122,237
Texas Industries, Inc.	7,048	246,609
United States Lime & Minerals, Inc.*	566	19,544
US Concrete, Inc.*	13,500	12,285
		400,675
Containers & Packaging 0.5%
AEP Industries, Inc.*	1,734	66,378
Boise, Inc.* (a)	9,600	50,976
Bway Holding Co.*	2,458	47,243
Graphic Packaging Holding Co.*	39,416	136,773
Myers Industries, Inc.	10,497	95,523
Rock-Tenn Co. "A"	12,167	613,338
Silgan Holdings, Inc.	9,045	523,525
		1,533,756
Metals & Mining 1.1%
A.M. Castle & Co.	5,489	75,145
Allied Nevada Gold Corp.* (a)	17,685	266,690
AMCOL International Corp.	7,874	223,779
Brush Engineered Materials, Inc.*	6,600	122,364
Century Aluminum Co.*	16,690	270,211
	Shares	Value ($)

China Precision Steel, Inc.* (a)	9,934	20,365
Coeur d'Alene Mines Corp.*	23,524	424,844
General Moly, Inc.* (a)	21,500	44,720
General Steel Holdings, Inc.* (a)	4,932	21,750
Haynes International, Inc.	3,245	106,988
Hecla Mining Co.* (a)	76,213	470,996
Horsehead Holding Corp.*	14,239	181,547
Kaiser Aluminum Corp.	4,578	190,536
Olympic Steel, Inc.	3,000	97,740
Paramount Gold and Silver Corp.* (a)	20,369	29,535
RTI International Metals, Inc.*	9,867	248,352
Stillwater Mining Co.*	13,598	128,909
Sutor Technology Group Ltd.*	3,600	9,576
Universal Stainless & Alloy Products, Inc.*	2,400	45,264
US Gold Corp.*	26,225	65,038
Worthington Industries, Inc.	20,156	263,439
		3,307,788
Paper & Forest Products 0.8%
Buckeye Technologies, Inc.*	12,398	121,004
Clearwater Paper Corp.*	3,806	209,216
Deltic Timber Corp.	3,500	161,630
Domtar Corp.*	13,255	734,460
Glatfelter	15,195	184,619
KapStone Paper and Packaging Corp.*	9,392	92,511
Louisiana-Pacific Corp.*	40,446	282,313
Neenah Paper, Inc.	4,900	68,355
Schweitzer-Mauduit International, Inc.	5,617	395,156
Wausau Paper Corp.	14,680	170,288
		2,419,552
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.7%
AboveNet, Inc.* (a)	4,066	264,453
Alaska Communications Systems Group, Inc. (a)	12,079	96,390
Atlantic Tele-Network, Inc.	2,917	160,464
Cbeyond, Inc.* (a)	7,800	122,850
Cincinnati Bell, Inc.*	63,212	218,081
Cogent Communications Group, Inc.* (a)	15,294	150,799
Consolidated Communications Holdings, Inc.	7,649	133,857
General Communication, Inc. "A"*	14,100	89,958
Global Crossing Ltd.*	9,647	137,470
HickoryTech Corp.	4,042	35,691
inContact, Inc.*	8,490	24,876
Iowa Telecommunications Services, Inc. (a)	9,520	159,555
Neutral Tandem, Inc.* (a)	10,969	249,545
PAETEC Holding Corp.*	41,166	170,839
Premiere Global Services, Inc.*	20,248	167,046
SureWest Communications*	4,597	45,786
		2,227,660
Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	10,068	179,412
Shenandoah Telecommunications Co.	7,107	144,627
Syniverse Holdings, Inc.*	21,169	370,034
USA Mobility, Inc.	7,460	82,135
		776,208
	Shares	Value ($)

Utilities 3.2%
Electric Utilities 1.2%
ALLETE, Inc.	9,643	315,133
Central Vermont Public Service Corp.	3,900	81,120
Cleco Corp.	18,982	518,778
El Paso Electric Co.*	13,761	279,073
Empire District Electric Co.	11,342	212,436
IDACORP, Inc.	14,690	469,345
MGE Energy, Inc. (a)	7,718	275,841
PNM Resources, Inc.	28,625	362,106
Portland General Electric Co.	23,558	480,819
UIL Holdings Corp.	8,887	249,547
Unisource Energy Corp.	11,093	357,084
Unitil Corp.	3,371	77,466
		3,678,748
Gas Utilities 1.3%
Chesapeake Utilities Corp.	2,933	94,003
New Jersey Resources Corp.	13,222	494,503
Nicor, Inc.	14,244	599,672
Northwest Natural Gas Co.	9,092	409,504
Piedmont Natural Gas Co., Inc. (a)	23,170	619,797
South Jersey Industries, Inc.	9,795	373,973
Southwest Gas Corp.	13,974	398,678
The Laclede Group, Inc.	7,398	249,830
WGL Holdings, Inc.	15,775	529,094
		3,769,054
Independent Power Producers & Energy Traders 0.0%
US Geothermal, Inc.* (a)	19,972	30,557
Multi-Utilities 0.4%
Avista Corp.	16,892	364,699
Black Hills Corp. (a)	12,089	321,930
CH Energy Group, Inc.	5,271	224,123
NorthWestern Corp.	11,160	290,383
		1,201,135
Water Utilities 0.3%
American States Water Co.	6,185	219,011
Artesian Resources Corp. "A"	1,786	32,702
Cadiz, Inc.* (a)	4,016	48,071
California Water Service Group	6,530	240,435
Connecticut Water Service, Inc.	2,660	65,888
Consolidated Water Co., Ltd.	4,800	68,592
Middlesex Water Co.	4,231	74,592
Pennichuck Corp.	1,270	26,835
SJW Corp.	4,315	97,390
Southwest Water Co.	8,225	48,445
York Water Co. (a)	3,576	51,888
		973,849
Total Common Stocks (Cost $330,237,475)		297,998,637

Rights 0.0%
Industrials
Builders FirstSource, Inc., Expiration Date 1/14/2010* (a) (Cost $12,339)	7,249	1,774
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.122%**, 5/6/2010 (b) (Cost $734,689)	735,000	734,721
	Shares	Value ($)

Closed-End Investment Companies 0.2%
Apollo Investment Corp.	51,011	486,135
Kayne Anderson Energy Development Co.	3,259	47,418
Total Closed-End Investment Companies (Cost $892,702)		533,553

Securities Lending Collateral 18.8%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $56,919,516)	56,919,516	56,919,516

	Shares	Value ($)

Cash Equivalents 1.2%
Central Cash Management Fund, 0.14% (c) (Cost $3,719,171)	3,719,171	3,719,171
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $392,515,892)+	118.6	359,907,372
Other Assets and Liabilities, Net	(18.6)	(56,388,801)
Net Assets	100.0	303,518,571

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $394,610,967. At December 31, 2009, net unrealized depreciation for all securities based on tax cost was $34,703,595. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,700,262 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $77,403,857.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2009 amounted to $54,408,997, which is 17.9% of net assets.

(b) At December 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2009, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	3/19/2010	83	5,178,370	172,932
Currency Abbreviations
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (e)	$ 298,533,964	$ —	$ —	$ 298,533,964
Short-Term Investments (e)	60,638,687	734,721	—	61,373,408
Derivatives (f)	172,932	—	—	172,932
Total	$ 359,345,583	$ 734,721	$ —	$ 360,080,304

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2009
Assets
Investments: Investments in securities, at value (cost $331,877,205) — including $54,408,997 of securities loaned	$ 299,268,685
Investment in Daily Assets Fund Institutional (cost $56,919,516)*	56,919,516
Investment in Central Cash Management Fund (cost $3,719,171)	3,719,171
Total investments at value (cost $392,515,892)	359,907,372
Cash	145,265
Receivable for investments sold	322,875
Dividends receivable	361,844
Interest receivable	40,853
Receivable for Portfolio shares sold	35,834
Other assets	11,839
Total assets	360,825,882
Liabilities
Payable upon return of securities loaned	56,919,516
Payable for Portfolio shares redeemed	101,893
Payable for daily variation margin on open futures contracts	56,119
Accrued management fee	86,758
Other accrued expenses and payables	143,025
Total liabilities	57,307,311
Net assets, at value	$ 303,518,571
Net Assets Consist of
Undistributed net investment income	2,554,042
Net unrealized appreciation (depreciation) on: Investments	(32,608,520)
Futures	172,932
Accumulated net realized gain (loss)	(21,819,270)
Paid-in capital	355,219,387
Net assets, at value	$ 303,518,571
Class A Net Asset Value, offering and redemption price per share ($258,358,672 ÷ 26,097,119 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.90
Class B Net Asset Value, offering and redemption price per share ($45,159,899 ÷ 4,564,752 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.89

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2009
Investment Income
Income: Dividends (net of foreign taxes withheld of $490)	$ 3,740,376
Income distributions — affiliated cash management vehicles	14,364
Interest	1,424
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	593,556
Total Income	4,349,720
Expenses: Management fee	900,981
Administration fee	257,423
Custodian fee	38,896
Distribution service fee (Class B)	102,962
Services to shareholders	9,090
Professional fees	68,480
Trustees' fees and expenses	8,385
Reports to shareholders	97,478
Other	60,929
Total expenses before expense reductions	1,544,624
Expense reductions	(143,093)
Total expenses after expense reductions	1,401,531
Net investment income (loss)	2,948,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(20,127,370)
Futures	1,827,405
Foreign currency	(199)
(18,300,164)
Change in net unrealized appreciation (depreciation) on: Investments	81,531,698
Futures	(526,125)
Foreign currency	11
81,005,584
Net gain (loss)	62,705,420
Net increase (decrease) in net assets resulting from operations	$ 65,653,609

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2009	2008
Operations: Net investment income (loss)	$ 2,948,189	$ 4,678,372
Net realized gain (loss)	(18,300,164)	14,901,111
Change in net unrealized appreciation (depreciation)	81,005,584	(143,865,318)
Net increase (decrease) in net assets resulting from operations	65,653,609	(124,285,835)
Distributions to shareholders from: Net investment income: Class A	(3,930,572)	(4,288,526)
Class B	(665,403)	(769,075)
Net realized gains: Class A	(14,741,493)	(27,269,429)
Class B	(2,865,686)	(5,881,158)
Total distributions	(22,203,154)	(38,208,188)
Portfolio share transactions: Class A Proceeds from shares sold	55,527,066	58,634,125
Reinvestment of distributions	18,672,065	31,557,955
Cost of shares redeemed	(50,441,144)	(64,335,261)
Net increase (decrease) in net assets from Class A share transactions	23,757,987	25,856,819
Class B Proceeds from shares sold	4,826,794	7,947,062
Reinvestment of distributions	3,531,089	6,650,233
Cost of shares redeemed	(11,925,807)	(16,386,534)
Net increase (decrease) in net assets from Class B share transactions	(3,567,924)	(1,789,239)
Increase (decrease) in net assets	63,640,518	(138,426,443)
Net assets at beginning of period	239,878,053	378,304,496
Net assets at end of period (including undistributed net investment income of $2,554,042 and $4,502,781, respectively)	$ 303,518,571	$ 239,878,053
Other Information
Class A Shares outstanding at beginning of period	22,888,959	20,730,811
Shares sold	6,645,343	5,038,694
Shares issued to shareholders in reinvestment of distributions	2,547,349	2,603,792
Shares redeemed	(5,984,532)	(5,484,338)
Net increase (decrease) in Class A shares	3,208,160	2,158,148
Shares outstanding at end of period	26,097,119	22,888,959
Class B Shares outstanding at beginning of period	4,907,741	4,996,175
Shares sold	579,861	731,345
Shares issued to shareholders in reinvestment of distributions	481,731	548,246
Shares redeemed	(1,404,581)	(1,368,025)
Net increase (decrease) in Class B shares	(342,989)	(88,434)
Shares outstanding at end of period	4,564,752	4,907,741

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.63	$ 14.71	$ 16.12	$ 14.40	$ 14.35
Income (loss) from investment operations: Net investment income (loss)[a]	.10	.18	.17	.14	.11
Net realized and unrealized gain (loss)	1.93	(4.77)	(.40)	2.34	.42
Total from investment operations	2.03	(4.59)	(.23)	2.48	.53
Less distributions from: Net investment income	(.16)	(.20)	(.14)	(.10)	(.09)
Net realized gains	(.60)	(1.29)	(1.04)	(.66)	(.39)
Total distributions	(.76)	(1.49)	(1.18)	(.76)	(.48)
Net asset value, end of period	$ 9.90	$ 8.63	$ 14.71	$ 16.12	$ 14.40
Total Return (%)[b]	26.57	(34.12)	(1.90)	17.49	4.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	258	198	305	536	449
Ratio of expenses before expense reductions (%)	.56	.54	.53	.47	.46
Ratio of expenses after expense reductions (%)	.50	.47	.51	.45	.45
Ratio of net investment income (loss) (%)	1.19	1.51	1.09	.93	.78
Portfolio turnover rate (%)	26	25	24[c]	42	26

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B Years Ended December 31,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.62	$ 14.70	$ 16.11	$ 14.39	$ 14.34
Income (loss) from investment operations: Net investment income (loss)[a]	.08	.15	.13	.10	.07
Net realized and unrealized gain (loss)	1.93	(4.77)	(.40)	2.34	.43
Total from investment operations	2.01	(4.62)	(.27)	2.44	.50
Less distributions from: Net investment income	(.14)	(.17)	(.10)	(.06)	(.06)
Net realized gains	(.60)	(1.29)	(1.04)	(.66)	(.39)
Total distributions	(.74)	(1.46)	(1.14)	(.72)	(.45)
Net asset value, end of period	$ 9.89	$ 8.62	$ 14.70	$ 16.11	$ 14.39
Total Return (%)[b]	26.27	(34.33)	(2.16)	17.19	3.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	42	73	68	45
Ratio of expenses before expense reductions (%)	.81	.79	.78	.72	.71
Ratio of expenses after expense reductions (%)	.75	.72	.76	.70	.70
Ratio of net investment income (loss) (%)	.93	1.26	.84	.68	.53
Portfolio turnover rate (%)	26	25	24[c]	42	26

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP (the "Portfolio") is a diversified series of the Trust offered to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such Rule 12b-1 distribution fees.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's investment portfolio.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Portfolio may lend securities to certain financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. Authoritative accounting guidance requires that disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2009 is included in a table following the Portfolio's Investment Portfolio. For the year ended December 31, 2009, the Portfolio invested in futures contracts with a total notional value ranging from approximately $1,990,000 to $10,058,000.

The following tables summarize the value of the Portfolio's derivative instruments held as of December 31, 2009 and the related location in the accompany Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$ 172,932

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation on futures. Liability of payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the period ended December 31, 2009 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 1,827,405

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (526,125)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized depreciation on futures

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31,2009, the Portfolio had a net tax basis capital loss carryforward of approximately $19,477,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31,2017 (the expiration date) whichever occurs first.

In addition,from November 1, 2009 through December 31, 2009, the Portfolio incurred approximately $74,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2010.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At December 31, 2009, the Portfolio's components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$ 2,505,497
Capital loss carryforwards	$ (19,477,000)
Unrealized appreciation (depreciation) on investments	$ (34,703,595)

In addition, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended December 31,
	2009	2008
Distributions from ordinary income*	$ 4,835,835	$ 9,127,370
Distributions from long-term capital gains	$ 17,367,319	$ 29,080,818

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Real Estate Investment Trusts. The Portfolio periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the year ended December 31, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $73,569,100 and $66,183,733, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2009 through April 30, 2009, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Class A shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.47%.

For the period from May 1, 2009 through September 30, 2009, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Class A shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.51%.

For the period from October 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Portfolio to the extent necessary to maintain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.53%
Class B	.93%

Accordingly, for the year ended December 31, 2009, the Advisor waived a portion of its management fee aggregating $141,788 and the amount charged aggregated $759,193, which was equivalent to an annual effective rate of 0.29% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2009, the Administration Fee was $257,423, of which $25,191 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2009, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2009
Class B	$ 102,962	$ 9,395

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the year ended December 31, 2009, the amounts charged to the Portfolio by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2009
Class A	$ 1,305	$ 1,305	$ —
Class B	357	—	60
	$ 1,662	$ 1,305	$ 60

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended December 31, 2009, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $17,856, of which $6,036 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in affiliated funds managed by the Advisor. Affiliated cash management vehicles do not pay the Advisor a management fee. The Portfolio currently invests in Central Cash Management Fund. Prior to October 2, 2009, the Portfolio invested in Cash Management QP Trust ("QP Trust"). Effective October 2, 2009, QP Trust merged into Central Cash Management Fund. Central Cash Management Fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Ownership of the Portfolio

At December 31, 2009, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 54%. At December 31, 2009, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 46% and 25%, respectively.

F. Review for Subsequent Events

Management has reviewed the events and transactions for subsequent events from January 1, 2010 through February 12, 2010, the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Portfolio's financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Portfolio") at December 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 12, 2010	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

The Portfolio paid distributions of $0.60 per share from net long-term capital gains for the year ended December 31, 2009, of which 100% represent 15% rate gains.

For corporate shareholders, 70% of the income dividends paid during the Portfolio's fiscal year ended December 31, 2009, qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 778-1482.

Proxy Voting

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement," and together with the Agreement, the "Agreements") between DWS and Northern Trust Investments, N.A. ("NTI") in September 2009.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2009, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 Plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreements, DWS and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS and NTI to attract and retain high-quality personnel, and the organizational depth and stability of DWS and NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2008, the Fund's performance (Class A shares) was in the 2nd quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and NTI historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper expense universe. The Board concluded that the comparative Lipper operating expense data was of limited utility, as it likely significantly understated the current expense ratios of many peer funds due to the substantial declines in net assets as a result of market losses and net redemptions that many funds experienced between mid-September 2008 and March 2009 and that were not reflected in the data. The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of their review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds managed by the same portfolio management teams but offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US Mutual Funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of the subadvisor with respect to the Fund. The Board noted that DWS pays the subadvisor's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2009. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, education committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	126
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	126
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Lead Director, Becton Dickinson and Company[3] (medical technology company); Lead Director, Belo Corporation[3] (media company); Public Radio International; Public Radio Exchange (PRX); The PBS Foundation. Former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	126
Dawn-Marie Driscoll (1946) Board Member since 1987

President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)

		126
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Box Top Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	126
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	126
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	126
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	126
Rebecca W. Rimel (1951) Board Member since 1995

President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization); Director, CardioNet, Inc.[2] (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[2] (January 2007-June 2007)

		126
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989-September 2003)	126
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	126
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	129
Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[6] (1965) President, 2006-present

Managing Director[3], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[7] (1962) Vice President and Secretary, 1999-present	Director[3], Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[7] (1962) Assistant Secretary, 1997-present	Managing Director[3], Deutsche Asset Management
Rita Rubin[8] (1970) Assistant Secretary, 2009-present

Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Director and Associate General Counsel, UBS Global Asset Management (US) Inc. (2001-2004)

Paul Antosca[7] (1957) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[7] (1967) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[7] (1966) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management
Jason Vazquez[8] (1972) Anti-Money Laundering Compliance Officer, 2007-present

Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[8] (1962) Chief Compliance Officer, 2006-present	Managing Director[3], Deutsche Asset Management
J. Christopher Jackson[8] (1951) Chief Legal Officer, 2006-present

Director[3], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 345 Park Avenue, New York, New York 10154.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

Notes

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-2 (R-15791-1 2/10)

ITEM 2.	CODE OF ETHICS

As of the end of the period, December 31, 2009, DWS Small Cap Index VIP has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMALL CAP INDEX VIP

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$43,394	$0	$0	$0
2008	$40,925	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$2,000	$0	$0
2008	$0	$19,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and the above “Tax Fees” were billed in connection with tax compliance and tax planning.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$0	$0	$100,000	$100,000
2008	$0	$19,000	$0	$19,000

All other engagement fees were billed for services in connection with an internal control review of a sub-advisor.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2010